Consolidated Schedule of Investments PIMCO Dynamic Income Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 29.5%
AI Silk Midco Ltd. TBD% due 02/24/2031	EUR	8,000	$8,403
Air Canada 7.833% (TSFR03M + 2.500%) due 03/14/2031 ~		$1,040	1,043
Amsurg
10.123% (TSFR03M + 4.750%) due 11/03/2028 «~		15,953	15,953
14.248% due 07/20/2026 «~		109,380	109,380
AP Core Holdings LLC 10.945% due 09/01/2027		2,801	2,749
Applegreen Ireland
7.402% (EUR003M + 3.500%) due 06/29/2026 «~	EUR	7,407	7,795
8.689% due 06/29/2026 «	GBP	2,500	3,079
Blackhawk Network Holdings, Inc. 10.327% (TSFR1M + 5.000%) due 03/12/2029 ~		$3,700	3,711
Cengage Learning, Inc. TBD% due 03/22/2031		10,000	10,002
Chromalloy Corp. TBD% due 03/27/2031		5,000	4,992
CIRCOR International, Inc.
0.500% due 06/20/2029 «µ		1,066	1,078
11.326% (TSFR03M + 6.000%) due 06/20/2030 «~		9,234	9,365
Cohesity
TBD% due 03/08/2031 «µ		6,575	6,575
TBD% due 03/08/2031 «		62,200	62,200
Comexposium
1.138% - 4.414% (EUR012M + 3.250%) due 03/28/2025 «~	EUR	7,874	8,113
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		64,126	66,069
Coreweave 1.000% - 14.079% (TSFR03M + 8.750%) due 06/30/2028 «~		$23,500	23,819
Cotiviti, Inc. TBD% due 02/21/2031		5,000	4,994
Diamond Sports Group LLC TBD% due 05/25/2026		43,653	42,016
Encina Private Credit LLC TBD% - 9.134% due 11/30/2025 «µ		2,784	2,744
Envalior Finance GmbH
9.412% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	16,200	16,184
10.813% (TSFR03M + 5.500%) due 03/29/2030 ~		$25,048	23,347
Espai Barca Fondo De Titulizacion TBD% - 5.000% due 05/31/2028 «	EUR	20,476	26,370
Forward Air Corp. 9.827% (TSFR1M + 4.500%) due 12/19/2030 ~		$8,400	8,294
Galaxy U.S. Opco, Inc. 10.063% (TSFR03M + 4.750%) due 04/29/2029 ~		11,600	10,527
Gateway Casinos & Entertainment Ltd.
13.413% (CDOR03 + 8.000%) due 10/18/2027 ~	CAD	20,988	15,535
13.469% due 10/15/2027		$49,447	49,576
Gibson Brands, Inc. 10.578% due 08/11/2028		3,332	3,159
GIP Blue Holding LP 9.942% due 09/29/2028		3	3
iHeartCommunications, Inc.
8.445% due 05/01/2026		3,648	3,205
8.695% due 05/01/2026		12,311	10,754
Ivanti Software, Inc. 9.839% due 12/01/2027		24,680	23,169
Lealand Finance Co. BV 8.442% (TSFR1M + 3.000%) due 06/28/2024 ~		385	212
Lealand Finance Co. BV (6.441% Cash and 3.000% PIK) 9.441% due 06/30/2025 (d)		5,991	2,481
LifeMiles Ltd. 10.855% due 08/30/2026		11,910	11,928
Lifepoint Health, Inc. 11.087% due 11/16/2028		34,662	34,795
Market Bidco Ltd.
8.651% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	22,200	23,355
10.044% due 11/04/2027	GBP	22,219	28,055
Mediaproduccion SL 11.386% (EUR003M + 7.500%) due 07/26/2027 «~	EUR	29,601	32,254
MITER Brands TBD% due 03/21/2031		$1,600	1,610
MPH Acquisition Holdings LLC 9.855% due 09/01/2028		9,775	9,470

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

NAC Aviation 29 DAC 7.319% (TSFR06M + 2.164%) due 06/30/2026 ~		4,702	4,508
Naked Juice LLC 11.402% due 01/24/2030		1,300	1,066
Oi SA
1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		3,128	55
12.500% due 09/07/2024		46,574	46,341
Ontario Gaming GTA LP 9.559% (TSFR03M + 4.250%) due 08/01/2030 ~		1,600	1,607
Osaic Holdings, Inc. TBD% due 08/16/2028		1,700	1,709
Poseidon Bidco SASU 8.902% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	21,200	22,520
Project Anfora Senior 7.431% (EUR003M + 2.750%) due 10/01/2026 «~(j)		32,151	33,045
Project Quasar Pledgco SLU 7.093% (EUR001M + 3.250%) due 03/15/2026 «~		15,225	15,938
Promotora de Informaciones SA
8.873% (EUR003M + 4.970%) due 06/30/2026 «~		5,200	5,666
9.123% (EUR003M + 5.220%) due 12/31/2026 ~		110,716	118,052
Promotora de Informaciones SA (6.873% Cash and 5.000% PIK) 11.873% (EUR003M + 2.970%) due 06/30/2027 ~(d)		11,293	11,574
Proofpoint, Inc. TBD% due 08/31/2028		$800	801
PUG LLC 10.075% (TSFR03M + 4.750%) due 03/15/2030 ~		25,600	25,669
Quantum Bidco Ltd. 10.965% due 01/31/2028	GBP	16,500	19,951
Red Rock Resorts TBD% due 03/14/2031		$5,000	4,999
Republic of Cote d'lvoire 8.908% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	600	634
Rising Tide Holdings, Inc. 14.329% (TSFR1M + 9.000%) due 06/01/2026 «~		$158	153
Softbank Vision Fund 6.000% due 12/23/2025 «		27,587	26,348
Steenbok Lux Finco 1 SARL 10.000% (EUR006M + 10.000%) due 06/30/2026 «~	EUR	278	308
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026		230,353	84,326
10.000% (EUR006M + 10.000%) due 06/30/2026 «~		186	206
Sunseeker TBD% - 5.550% due 10/31/2028 «		$25,100	24,034
Surgery Center Holdings, Inc. 8.829% (TSFR1M + 3.500%) due 12/19/2030 ~		958	964
Syniverse Holdings, Inc. 12.302% (TSFR03M + 7.000%) due 05/13/2027 ~		111,908	107,122
Telemar Norte Leste SA
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		41,251	722
1.750% due 02/26/2035		38,115	667
TransDigm, Inc. TBD% due 08/24/2028		1,100	1,105
Triton Water Holdings, Inc. 9.312% (TSFR03M + 4.000%) due 03/31/2028 ~		4,300	4,258
Truist Insurance Holdings LLC TBD% due 03/24/2031		4,900	4,898
U.S. Renal Care, Inc. 10.442% (TSFR1M + 5.000%) due 06/20/2028 ~		114,242	99,581
Veritas U.S., Inc. 10.445% due 09/01/2025		12,826	11,902
Vistra Zero Operating Co. LLC TBD% due 03/20/2031		2,500	2,503
Wesco Aircraft Holdings, Inc. TBD% - 13.929% (TSFR1M + 8.600%) due 05/01/2024 «~		50,319	53,860
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		9,154	5,950
Windstream Services LLC
9.430% due 02/23/2027		46,280	45,817
11.680% due 09/21/2027		14,052	13,762
WS Audiology
TBD% due 02/27/2029	EUR	7,300	7,869
TBD% due 02/27/2029		$700	702

Total Loan Participations and Assignments (Cost $1,607,009)			1,539,555

CORPORATE BONDS & NOTES 29.8%
BANKING & FINANCE 7.0%
Adler Financing SARL (12.500% PIK) 12.500% due 06/30/2025 (d)(l)	EUR	27,533	33,974
ADLER Real Estate AG 3.000% due 04/27/2026 (l)		10,700	10,208
Agps Bondco PLC
4.250% due 07/31/2025		600	530
4.625% due 01/14/2026 (l)		23,400	9,887

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

5.000% due 04/27/2027 (l)		14,600	6,104
5.000% due 01/14/2029 (l)		400	164
5.500% due 11/13/2026 (l)		2,700	1,134
6.000% due 08/05/2025 (l)		11,900	5,166
Ambac Assurance Corp. 5.100% due 12/31/2099 (i)		$185	268
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		10,500	9,923
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •(l)	EUR	33,989	38,465
8.000% due 01/22/2030 •(l)		8,451	9,239
10.500% due 07/23/2029 (l)		23,185	29,520
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	6,500	1,728
Banco do Brasil SA 6.000% due 03/18/2031		$1,300	1,308
BOI Finance BV 7.500% due 02/16/2027 (l)	EUR	10,000	10,231
Cape Lookout Re Ltd. 13.362% (T-BILL 1MO + 8.000%) due 04/05/2027 «~		$6,500	6,513
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		400	31
4.450% due 08/17/2026 ^(e)		300	25
5.250% due 05/13/2026 ^(e)		200	17
Claveau Re Ltd. 22.612% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		7,059	4,412
Corestate Capital Holding SA 10.000% due 12/31/2026	EUR	418	406
Corestate Capital Holding SA (3.500% Cash or 9.000% PIK) 3.500% due 12/31/2026 (d)		291	110
Cosaint Re Pte. Ltd. 15.202% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		$600	599
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		200	13
3.125% due 10/22/2025 ^(e)		1,200	77
3.875% due 10/22/2030 ^(e)		800	55
4.800% due 08/06/2030 ^(e)		200	15
6.150% due 09/17/2025 ^(e)		1,000	68
Credit Suisse AG AT1 Claim		5,060	582
East Lane Re Ltd. 14.612% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		1,100	1,104
EPR Properties 4.950% due 04/15/2028 (l)		100	95
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		12,350	11,286
Ford Motor Credit Co. LLC 6.125% due 03/08/2034		2,000	2,012
Gateway Re Ltd. 5.363% (T-BILL 1MO) due 12/23/2028 ~(c)		400	367
Hudson Pacific Properties LP
3.950% due 11/01/2027		200	177
5.950% due 02/15/2028		200	185
Integrity Re Ltd.
22.362% (T-BILL 1MO + 17.000%) due 06/06/2026 ~		3,200	3,199
28.362% (T-BILL 1MO + 23.000%) due 06/06/2026 ~		3,200	3,199
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (l)		5,293	5,198
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	3,900	3,960
Long Walk Reinsurance Ltd. 15.112% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$5,800	5,876
Nature Coast Re Ltd. 15.362% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		824	843
Panther Escrow Issuer LLC 7.125% due 06/01/2031 (c)		4,700	4,782
Preferred Term Securities Ltd. 5.971% (TSFR3M + 0.642%) due 09/23/2035 ~		19	19
Radian Group, Inc. 6.200% due 05/15/2029 (l)		1,400	1,422
Sabine Re Ltd. 8.250% (T-BILL 1MO + 8.250%) due 04/07/2031 «~(c)		300	300
Sanders Re Ltd. 17.122% (T-BILL 3MO + 11.760%) due 04/09/2029 ~		11,610	10,430
Seazen Group Ltd.
4.450% due 07/13/2025		200	73
6.000% due 08/12/2024		200	161
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (d)		22	3
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (d)		22	2
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (d)		44	4
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (d)		65	5
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (d)		65	5

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (d)		31	2
SVB Financial Group
1.800% due 02/02/2031 ^(e)		9,346	5,835
2.100% due 05/15/2028 ^(e)		1,200	767
3.125% due 06/05/2030 ^(e)		1,600	1,028
3.500% due 01/29/2025 ^(e)		700	451
4.345% due 04/29/2028 ^(e)		3,916	2,484
4.570% due 04/29/2033 ^(e)		12,400	7,866
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)(l)		21,049	6,683
Trust Fibra Uno 7.375% due 02/13/2034 (l)		800	799
Uniti Group LP
6.000% due 01/15/2030 (l)		57,451	42,895
6.500% due 02/15/2029 (l)		9,015	6,995
10.500% due 02/15/2028 (l)		25,502	26,463
Ursa Re Ltd. 14.612% (T-BILL 3MO + 9.250%) due 12/07/2026 ~		6,800	6,886
Veraison Re Ltd. 17.362% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		4,600	4,946
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		70,137	12,269

			361,848

INDUSTRIALS 21.7%
Altice France Holding SA
8.000% due 05/15/2027	EUR	15,400	5,558
10.500% due 05/15/2027		$11,300	4,239
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		900	917
10.375% due 03/31/2029	GBP	1,100	1,415
Beazer Homes USA, Inc. 7.500% due 03/15/2031		$1,900	1,921
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (d)		7,084	6,825
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (d)(l)		55,087	52,858
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)(l)		52,293	51,674
CGG SA
7.750% due 04/01/2027 (l)	EUR	38,535	38,148
8.750% due 04/01/2027 (l)		$56,461	51,209
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (d)		232	186
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		1,597	1,654
Delek Logistics Partners LP 8.625% due 03/15/2029 (l)		2,100	2,146
Directv Financing LLC 5.875% due 08/15/2027 (l)		11,600	10,981
DISH DBS Corp.
5.250% due 12/01/2026		47,055	37,140
5.750% due 12/01/2028		54,161	37,324
DISH Network Corp. 11.750% due 11/15/2027		9,200	9,402
Ecopetrol SA
8.375% due 01/19/2036 (l)		1,890	1,909
8.875% due 01/13/2033 (l)		3,500	3,704
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (d)		607	98
First Quantum Minerals Ltd. 9.375% due 03/01/2029		1,000	1,037
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		300	241
8.625% due 04/28/2034		1,081	986
GN Bondco LLC 9.500% due 10/15/2031 (l)		41,125	41,093
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		122,839	114,433
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	15,050	15,972
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (d)(l)		$1,900	1,634
Legacy LifePoint Health LLC 4.375% due 02/15/2027 (l)		2,920	2,785
LifePoint Health, Inc.
9.875% due 08/15/2030		7,956	8,332
11.000% due 10/15/2030		26,239	28,077
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	6,600	6,720
Medline Borrower LP 6.250% due 04/01/2029		$3,000	3,017
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032		900	904

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 (l)		27,596	21,651
11.750% due 10/15/2028 (l)		1,400	1,517
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/29/2024 (h)(i)		5,220	287
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (l)	EUR	2,200	2,102
Petroleos Mexicanos
6.700% due 02/16/2032 (l)		$14,345	11,939
6.840% due 01/23/2030 (l)		6,700	5,913
8.750% due 06/02/2029 (l)		11,420	11,144
Phinia, Inc. 6.750% due 04/15/2029 (c)		100	101
ProFrac Holdings LLC 12.548% (TSFR3M + 7.250%) due 01/23/2029 ~		23,892	24,967
Prosus NV
2.031% due 08/03/2032	EUR	500	435
2.778% due 01/19/2034		900	788
Rivian Holdings LLC 11.493% due 10/15/2026 •(l)		$36,450	36,840
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)	GBP	200	177
Station Casinos LLC 6.625% due 03/15/2032 (l)		$3,000	3,033
Surgery Center Holdings, Inc. 7.250% due 04/15/2032 (c)		1,800	1,816
Times Square Hotel Trust 8.528% due 08/01/2026		1,517	1,513
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		14,777	13,151
5.750% due 09/30/2039 (l)		63,834	63,798
TransDigm, Inc. 6.375% due 03/01/2029		3,600	3,616
Triton Water Holdings, Inc. 6.250% due 04/01/2029		600	547
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (l)		12,881	11,303
USA Compression Partners LP 7.125% due 03/15/2029		1,200	1,216
Vale SA 1.378% due 12/29/2049 ~(i)	BRL	830,470	53,704
Venture Global LNG, Inc.
9.500% due 02/01/2029 (l)		$22,668	24,447
9.875% due 02/01/2032 (l)		15,200	16,391
Veritas U.S., Inc. 7.500% due 09/01/2025 (l)		27,985	25,686
Vital Energy, Inc. 7.875% due 04/15/2032		960	976
Wesco Aircraft Holdings, Inc. 10.500% due 11/15/2026 ^(e)		2,377	2,163
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(d)(e)		202,913	184,651
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		64,273	59,545
Xerox Holdings Corp. 8.875% due 11/30/2029 (l)		500	510
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,618	1,579

			1,132,045

UTILITIES 1.1%
FORESEA Holding SA 7.500% due 06/15/2030		2,721	2,560
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	135
NGD Holdings BV 6.750% due 12/31/2026 (l)		6,185	4,297
Oi SA
10.000% due 07/27/2025 ^(e)		139,217	2,436
12.500% due 12/15/2024		120	120
Peru LNG SRL 5.375% due 03/22/2030 (l)		42,051	36,636
Raizen Fuels Finance SA
6.450% due 03/05/2034 (l)		2,400	2,464
6.950% due 03/05/2054		1,000	1,030

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040 (l)		8,142	7,487

			57,165

Total Corporate Bonds & Notes (Cost $1,747,841)			1,551,058

CONVERTIBLE BONDS & NOTES 0.6%
BANKING & FINANCE 0.1%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)	EUR	2,219	838
PennyMac Corp. 5.500% due 03/15/2026 (l)		$7,700	7,344
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (d)		66	5

			8,187

INDUSTRIALS 0.5%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)(l)		33,700	23,926

Total Convertible Bonds & Notes (Cost $43,512)			32,113

MUNICIPAL BONDS & NOTES 2.2%
MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		23,000	3,074

PUERTO RICO 1.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		35,820	20,749
0.000% due 11/01/2051		96,335	55,573

			76,322

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		355,485	32,964

Total Municipal Bonds & Notes (Cost $106,881)			112,360

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.000% due 10/25/2042 •(l)		1,015	780
0.147% due 01/25/2041 •		2,986	2,786
0.289% due 10/25/2060 ~(a)(l)		18,622	962
0.485% due 07/25/2041 •(a)(l)		1,647	121
0.565% due 08/25/2038 •(a)		352	20
0.615% due 08/25/2049 •(a)		158	16
0.615% due 07/25/2059 •(a)(l)		6,258	620
0.635% due 10/25/2040 •(a)(l)		1,708	73
0.715% due 02/25/2043 •(a)(l)		1,411	131
0.915% due 12/25/2037 •(a)		32	2
1.034% due 08/25/2043 ~(a)		18,563	638
1.085% due 09/25/2037 •(a)(l)		271	15
1.165% due 03/25/2040 •(a)(l)		1,213	50
1.205% due 12/25/2036 •(a)(l)		1,217	107
1.215% due 11/25/2036 •(a)		37	1
1.285% due 06/25/2037 •(a)		146	8
1.545% due 03/25/2038 •(a)(l)		676	68
1.565% due 02/25/2038 •(a)(l)		417	43
3.000% due 01/25/2042 (a)(l)		98	4
3.500% due 08/25/2032 - 06/25/2050 (a)(l)		16,603	3,098
4.000% due 06/25/2050 (a)(l)		2,117	415
4.500% due 04/25/2042 (a)(l)		562	67
5.000% due 01/25/2048 (a)(l)		4,032	844
Freddie Mac
0.000% due 09/15/2041 •(l)		602	511
0.000% due 11/15/2048 •(a)(l)		33,368	1,240
0.517% due 04/15/2039 •(a)(l)		1,069	105
0.665% due 06/25/2050 •(a)(l)		987	108
0.700% due 11/25/2055 ~(a)(l)		259,489	15,204
0.715% due 05/25/2050 •(a)		7,074	852
0.717% due 01/15/2047 •(a)		245	30
0.767% due 09/15/2042 •(a)(l)		464	29
0.867% due 05/15/2037 •(a)(l)		767	58
0.977% due 05/15/2037 •(a)		50	5
0.980% due 01/25/2051 •(a)(l)		9,488	1,212
1.037% due 07/15/2036 •(a)(l)		933	79
1.147% due 09/15/2036 •(a)(l)		321	27
1.167% due 05/15/2041 •(a)(l)		592	53

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

1.267% due 04/15/2036 •(a)(l)		177	11
2.010% due 11/25/2045 ~(a)(l)		75,137	4,870
2.347% due 09/15/2036 •(a)(l)		505	62
3.000% due 06/25/2050 (a)(l)		10,979	2,019
3.500% due 07/25/2050 (a)(l)		22,923	4,120
4.000% due 03/15/2027 (a)		67	2
4.000% due 07/25/2050 (a)(l)		17,892	3,938
5.000% due 05/25/2048 (a)(l)		6,171	1,002
10.585% due 10/25/2029 •(l)		8,600	9,433
14.435% due 03/25/2029 •(l)		6,825	7,662
15.935% due 10/25/2028 •(l)		1,475	1,666
Ginnie Mae
0.657% due 12/20/2048 •(a)(l)		2,715	239
0.677% due 08/20/2042 •(a)(l)		1,340	134
0.807% due 12/20/2040 •(a)(l)		907	39
2.500% due 09/20/2036 (a)(l)		42,562	3,689
3.500% due 06/20/2042 (a)(l)		181	25

Total U.S. Government Agencies (Cost $80,000)			69,293

NON-AGENCY MORTGAGE-BACKED SECURITIES 43.3%
225 Liberty Street Trust 4.649% due 02/10/2036 ~(l)		7,541	5,775
245 Park Avenue Trust
3.657% due 06/05/2037 ~		2,500	2,178
3.657% due 06/05/2037 ~(l)		14,261	11,720
280 Park Avenue Mortgage Trust
7.154% due 09/15/2034 •(l)		12,600	11,695
8.445% due 09/15/2034 •(l)		2,500	2,275
Adjustable Rate Mortgage Trust
5.266% due 03/25/2037 ~(l)		1,294	1,137
5.614% due 03/25/2036 ~(l)		1,932	1,009
5.704% due 03/25/2036 •(l)		3,035	1,747
5.744% due 03/25/2037 •(l)		678	739
6.269% due 11/25/2037 ~(l)		824	556
American Home Mortgage Assets Trust
5.984% due 11/25/2035 •		377	348
6.024% due 08/25/2037 •(l)		7,151	6,312
American Home Mortgage Investment Trust
5.984% due 03/25/2037 •		2,518	947
6.044% due 09/25/2045 •(l)		2,434	2,118
6.344% due 02/25/2044 •(l)		7,992	7,303
6.600% due 01/25/2037 þ		4,653	711
Anthracite Ltd. 5.678% due 06/20/2041		2,021	0
ASG Resecuritization Trust
3.730% due 01/28/2037 ~(l)		8,127	6,635
6.000% due 06/28/2037 ~(l)		24,858	12,019
Ashford Hospitality Trust
6.898% due 04/15/2035 •(l)		10,360	10,161
8.598% due 04/15/2035 •(l)		10,939	10,672
Atrium Hotel Portfolio Trust
7.273% due 12/15/2036 •(l)		1,840	1,745
7.573% due 12/15/2036 •(l)		8,800	8,098
7.923% due 06/15/2035 •(l)		7,288	7,128
9.023% due 06/15/2035 •		5,000	4,840
Austin Fairmont Hotel Trust 8.173% due 09/15/2032 •(l)		5,000	4,905
Avon Finance PLC
0.000% due 12/28/2049 (b)(h)	GBP	11,488	10,541
0.000% due 12/28/2049 (a)(h)		9,500	97
8.723% due 12/28/2049 •(l)		11,241	13,962
8.973% due 12/28/2049 •(l)		8,564	10,317
9.223% due 12/28/2049 •		2,676	3,073
9.223% due 12/28/2049 •(l)		8,029	10,312
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (l)		$18,810	14,883
7.590% due 03/15/2037 •		7,579	7,478
7.690% due 03/15/2037 •(l)		14,228	13,897
Banc of America Alternative Loan Trust
1.196% due 06/25/2037 •(a)		294	24
5.804% due 06/25/2037 •		273	205
6.000% due 06/25/2037		94	77
6.000% due 06/25/2046 «		42	35
6.000% due 07/25/2046 (l)		636	532
Banc of America Funding Trust
0.000% due 06/26/2035 ~(l)		1,734	1,580
0.000% due 11/26/2036 ~(l)		25,464	7,934
3.715% due 08/25/2047 ~(l)		2,355	1,914
3.721% due 05/26/2036 ~		4,776	3,869
4.118% due 12/20/2034 «~		392	280
4.346% due 01/20/2047 «~		77	63
4.420% due 09/20/2047 ~		151	124
4.423% due 09/20/2037 «~		377	289
4.452% due 10/20/2046 ~		261	213
4.453% due 03/20/2036 ~(l)		829	660

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

5.058% due 01/25/2035 «~	92	87
5.330% due 04/20/2035 ~(l)	887	785
5.370% due 12/20/2036 «~	24	22
5.646% due 09/20/2046 ~(l)	675	646
5.863% due 04/20/2047 •(l)	4,540	3,531
5.864% due 04/25/2037 •(l)	903	747
6.000% due 10/25/2037 (l)	2,725	2,255
6.118% due 02/20/2035 •(l)	2,894	2,739
6.619% due 07/26/2036 ~(l)	8,639	2,785
Banc of America Mortgage Trust
5.680% due 01/25/2036 «~	95	87
5.750% due 10/25/2036 (l)	646	507
5.750% due 05/25/2037	563	418
6.000% due 10/25/2036 «	78	61
6.122% due 10/20/2046 «~	17	14
Bancorp Commercial Mortgage Trust 9.193% due 08/15/2032 •(l)	600	598
Barclays Commercial Mortgage Securities Trust
8.447% due 10/15/2037 •(l)	2,600	2,508
9.173% due 07/15/2037 •	4,000	3,606
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~(l)	7,790	6,486
Bayview Commercial Asset Trust 5.774% due 03/25/2037 •(l)	124	116
BCAP LLC Trust
2.463% due 02/26/2037 ~(l)	8,050	6,272
3.633% due 05/26/2036 •(l)	3,557	2,889
3.655% due 04/26/2037 ~(l)	6,209	5,080
3.665% due 07/26/2036 ~	368	313
3.678% due 05/26/2037 ~	1,548	1,344
4.474% due 02/26/2036 ~(l)	2,428	1,671
4.568% due 03/26/2037 ~(l)	709	559
4.586% due 02/26/2047 •(l)	11,094	8,599
4.799% due 03/27/2037 ~(l)	4,207	3,447
4.809% due 06/26/2036 ~(l)	2,028	1,635
5.013% due 11/26/2035 ~(l)	2,137	1,839
5.373% due 07/26/2045 ~(l)	3,183	3,008
5.500% due 05/26/2035 •(l)	4,601	3,991
5.500% due 12/26/2035 ~(l)	8,214	5,184
5.501% due 01/26/2036 ~(l)	21,192	6,116
6.000% due 06/26/2037 ~(l)	1,482	1,289
6.000% due 08/26/2037 ~(l)	2,203	1,680
6.000% due 10/26/2037 ~(l)	1,625	1,138
6.118% due 07/26/2035 «~	369	286
Bear Stearns Adjustable Rate Mortgage Trust
4.084% due 06/25/2047 ~(l)	1,243	1,107
4.258% due 08/25/2047 ~	130	113
4.781% due 02/25/2036 ~	279	242
5.402% due 09/25/2034 «~	28	26
5.727% due 10/25/2036 «~	32	29
5.880% due 09/25/2034 «~	11	10
Bear Stearns ALT-A Trust
3.874% due 05/25/2036 ~	207	187
4.066% due 11/25/2035 ~(l)	8,442	4,678
4.170% due 04/25/2037 ~(l)	3,987	2,852
4.200% due 11/25/2036 ~	1,566	718
4.266% due 08/25/2036 ~	281	140
4.309% due 04/25/2035 «~	108	91
4.327% due 07/25/2036 ~(l)	50,875	24,999
4.462% due 09/25/2035 ~(l)	7,294	2,887
4.479% due 12/25/2046 ~(l)	3,202	1,641
4.522% due 11/25/2035 ~	23	15
4.533% due 07/25/2035 ~	214	155
4.533% due 08/25/2046 ~(l)	4,023	2,813
4.600% due 03/25/2036 ~(l)	1,113	691
4.701% due 05/25/2035 «~	128	126
5.764% due 06/25/2046 •(l)	1,121	982
5.784% due 08/25/2036 •(l)	13,583	12,260
5.844% due 02/25/2034 •(l)	2,320	2,088
5.944% due 01/25/2036 •(l)	3,218	2,923
6.125% due 09/25/2034 «~	177	163
6.569% due 01/25/2035 •(l)	870	796
6.569% due 03/25/2035 •(l)	6,052	5,149
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035 «	245	138
6.500% due 03/25/2037 þ(l)	8,862	7,471
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 «þ	234	230
Beast Mortgage Trust
7.076% due 02/15/2037 •(l)	3,300	2,453
8.890% due 03/15/2036 •(l)	6,000	3,749
Benchmark Mortgage Trust
3.294% due 12/15/2062 ~	700	77
3.899% due 03/15/2062 ~(l)	5,423	3,875
Beneria Cowen & Pritzer Collateral Funding Corp. 9.078% due 06/15/2038 •(l)	11,850	6,456

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

BIG Commercial Mortgage Trust 7.666% due 02/15/2039 •(l)		485	474
BMO Mortgage Trust 3.269% due 02/17/2055 ~(l)		7,850	6,366
Braemar Hotels & Resorts Trust
7.298% due 06/15/2035 •(l)		6,500	6,353
7.898% due 06/15/2035 •(l)		11,000	10,682
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(l)	GBP	39,972	38,416
0.000% due 10/16/2062 ~		20,785	11,187
0.000% due 10/16/2062 (h)		5,795	4
11.222% due 10/16/2062 •(l)		23,983	29,996
14.222% due 10/16/2062 •(l)		11,991	15,529
BSREP Commercial Mortgage Trust
6.390% due 08/15/2038 •(l)		$6,823	6,544
6.790% due 08/15/2038 •(l)		474	438
BX Trust
7.289% due 11/15/2038 •(l)		22,038	21,814
7.327% due 10/15/2036 •(l)		2,741	2,689
7.636% due 11/15/2038 •(l)		7,633	7,562
7.677% due 10/15/2036 •(l)		1,760	1,711
7.684% due 10/15/2036 •(l)		12,000	11,774
7.789% due 04/15/2034 •(l)		6,000	5,216
7.789% due 02/15/2038 •(l)		1,996	1,899
7.867% due 10/15/2026 •(l)		1,408	1,394
8.177% due 10/15/2036 •(l)		7,993	7,746
8.526% due 04/15/2034 •(l)		4,000	3,367
8.543% due 05/15/2030 •(l)		5,500	5,395
BXP Trust 2.775% due 01/15/2044 ~(l)		3,000	1,945
CALI Mortgage Trust 3.957% due 03/10/2039 (l)		24,500	21,912
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 þ		279	261
CD Mortgage Trust 5.688% due 10/15/2048 (l)		1,302	1,187
Chase Mortgage Finance Trust
4.788% due 01/25/2036 ~(l)		3,027	2,707
4.897% due 03/25/2037 ~(l)		958	904
6.000% due 03/25/2037		507	282
Citigroup Commercial Mortgage Trust
5.248% due 12/10/2049 ~		5,207	3,350
9.340% due 12/15/2036 •(l)		10,233	9,989
Citigroup Global Markets Mortgage Securities 6.500% due 02/25/2029 «		112	104
Citigroup Mortgage Loan Trust
0.000% due 08/25/2037 ~		1,631	67
3.383% due 07/25/2036 ~(l)		1,925	1,077
4.496% due 09/25/2037 ~(l)		2,149	1,916
4.696% due 03/25/2037 ~		1,849	1,584
4.697% due 08/25/2034 ~		5,697	5,270
4.722% due 04/25/2037 ~		254	222
4.781% due 10/25/2035 ~(l)		882	815
5.074% due 03/25/2037 «~		440	398
5.174% due 02/25/2036 ~(l)		4,421	4,131
5.500% due 11/25/2035 «		191	167
5.500% due 12/25/2035 (l)		1,909	1,008
6.000% due 07/25/2036 (l)		3,966	1,899
6.500% due 09/25/2036		850	465
6.524% due 03/25/2037 «~		162	156
7.860% due 03/25/2036 •		90	82
Colony Mortgage Capital Ltd.
7.112% due 11/15/2038 •(l)		2,020	1,919
7.461% due 11/15/2038 •(l)		8,005	7,467
8.157% due 11/15/2038 •(l)		15,475	13,739
8.853% due 11/15/2038 •(l)		24,000	20,602
COLT Mortgage Loan Trust 4.660% due 03/25/2067 ~(l)		4,900	4,429
Commercial Mortgage Loan Trust 6.369% due 12/10/2049 ~		4,688	191
Commercial Mortgage Trust
2.819% due 01/10/2039 (l)		9,131	8,256
3.633% due 02/10/2037 ~(l)		28,830	27,353
4.000% due 06/10/2046 ~(l)		3,500	3,210
9.590% due 12/15/2038 •(l)		10,004	8,043
10.440% due 12/15/2038 •(l)		5,000	3,832
11.440% due 12/15/2038 •(l)		3,360	2,416
Connecticut Avenue Securities Trust
8.070% due 12/25/2041 •(l)		2,600	2,650
10.570% due 03/25/2042 •(l)		1,400	1,526
10.820% due 12/25/2041 •(l)		5,966	6,256
11.320% due 10/25/2041 •(l)		13,151	13,905
11.320% due 12/25/2041 •		500	528
11.670% due 05/25/2042 •(l)		550	614
14.820% due 03/25/2042 •(l)		3,400	3,876
15.920% due 05/25/2042 •(l)		600	705

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037	5,104	995
Countrywide Alternative Loan Trust
0.824% due 12/25/2035 ~(a)	7,542	313
1.706% due 07/25/2036 •(a)	6,696	1,037
1.791% due 12/25/2035 ~(a)	2,911	207
4.405% due 06/25/2037 ~	69	59
4.803% due 05/25/2036 ~(l)	2,296	2,022
4.829% due 07/25/2035 •	55	48
5.500% due 07/25/2035	702	347
5.500% due 10/25/2035 «•	448	268
5.500% due 10/25/2035 «	109	73
5.500% due 11/25/2035	1,416	819
5.500% due 11/25/2035 (l)	1,330	792
5.500% due 12/25/2035	702	379
5.500% due 01/25/2036 «	58	52
5.500% due 02/25/2036	837	484
5.500% due 02/25/2036 (l)	747	515
5.500% due 05/25/2036 (l)	3,179	2,583
5.500% due 04/25/2037 (l)	1,494	766
5.500% due 12/27/2049 «	15	12
5.633% due 03/20/2047 •	373	301
5.694% due 06/25/2037 •(l)	5,255	4,301
5.694% due 06/25/2037 •	503	400
5.750% due 01/25/2036 «	126	65
5.750% due 05/25/2036 •(l)	1,176	325
5.750% due 05/25/2036	144	55
5.750% due 01/25/2037 (l)	7,565	3,835
5.750% due 04/25/2037 (l)	924	757
5.794% due 08/25/2036 •	774	359
5.804% due 05/25/2036 •(l)	7,052	6,277
5.824% due 09/25/2046 •(l)	5,159	4,363
5.864% due 08/25/2047 •(l)	796	649
5.884% due 05/25/2047 •(l)	4,177	2,967
5.904% due 03/25/2036 •(l)	7,345	7,028
5.939% due 11/25/2046 •(l)	2,332	2,052
5.964% due 07/25/2036 •(l)	7,506	6,163
6.000% due 03/25/2035	283	130
6.000% due 11/25/2035 «	315	47
6.000% due 04/25/2036	639	309
6.000% due 08/25/2036	225	127
6.000% due 11/25/2036 «	207	111
6.000% due 12/25/2036	670	275
6.000% due 01/25/2037 (l)	785	473
6.000% due 01/25/2037	595	472
6.000% due 02/25/2037	2,106	839
6.000% due 03/25/2037	2,487	941
6.000% due 03/25/2037 (l)	8,072	3,053
6.000% due 04/25/2037 (l)	8,781	4,046
6.000% due 09/25/2037 (l)	7,506	2,662
6.043% due 11/20/2035 •	66	60
6.124% due 09/25/2035 •(l)	2,439	1,622
6.124% due 10/25/2046 •	92	66
6.250% due 12/25/2036 •	495	208
6.337% due 05/25/2037 •	655	573
6.399% due 07/20/2035 •(l)	4,109	3,504
6.500% due 09/25/2032 «	25	22
6.500% due 06/25/2036	342	160
6.500% due 11/25/2036 (l)	8,380	2,712
6.904% due 11/25/2035 •(l)	7,544	6,804
Countrywide Asset-Backed Certificates Trust 5.924% due 04/25/2036 •	349	301
Countrywide Home Loan Mortgage Pass-Through Trust
3.596% due 06/20/2035 «~	18	16
3.732% due 03/25/2037 ~(l)	2,899	2,256
4.330% due 11/20/2035 ~(l)	5,054	4,508
4.428% due 08/20/2035 ~	25	24
4.429% due 05/20/2036 «~(l)	488	426
4.698% due 11/25/2035 ~(l)	793	638
4.750% due 06/25/2047 ~(l)	1,178	1,162
4.753% due 09/25/2047 ~(l)	1,618	1,219
4.933% due 09/20/2036 ~(l)	1,941	1,729
5.000% due 11/25/2035 «	20	10
5.500% due 12/25/2034 «	42	40
5.500% due 08/25/2035 «	29	16
5.500% due 11/25/2035	24	13
6.000% due 07/25/2037 «	142	64
6.000% due 08/25/2037 (l)	2,988	1,301
6.000% due 08/25/2037 «	1	1
6.044% due 03/25/2035 •	146	93
6.124% due 03/25/2036 «•	35	10
7.314% due 03/25/2046 •(l)	23,054	14,751
Credit Suisse Commercial Mortgage Trust 5.496% due 01/15/2049 ~(l)	10,300	9,032
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	235	143

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

7.500% due 05/25/2032		650	661
Credit Suisse Mortgage Capital Certificates
3.874% due 05/26/2036 ~(l)		2,674	2,211
3.941% due 12/29/2037 ~(l)		2,800	1,481
4.207% due 09/26/2047 ~(l)		15,695	7,240
7.000% due 08/27/2036		2,933	1,531
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.994% due 02/27/2047 ~(l)		31,521	12,334
3.704% due 08/15/2037 ~(l)		7,296	6,716
3.778% due 11/10/2032 ~		2,500	617
3.877% due 05/27/2036 ~(l)		1,755	1,385
4.227% due 04/28/2037 ~		1,912	1,762
4.396% due 06/25/2036 ~(l)		3,004	2,635
4.480% due 10/26/2036 ~(l)		9,063	8,183
4.541% due 07/26/2037 ~(l)		5,372	4,678
5.084% due 04/26/2035 ~(l)		6,722	6,026
5.750% due 05/26/2037 (l)		10,670	5,061
6.000% due 07/25/2036		1,553	744
6.000% due 07/25/2036 «		139	65
6.044% due 07/25/2036 «•		407	75
6.396% due 04/25/2036 þ(l)		4,402	2,280
6.500% due 05/25/2036		2,352	768
6.500% due 05/25/2036 «		311	126
6.500% due 07/26/2036 (l)		11,399	2,843
6.840% due 07/15/2038 •		1,000	901
7.000% due 08/26/2036 (l)		14,301	3,011
7.344% due 07/15/2032 •(l)		3,121	2,905
8.340% due 07/15/2038 •(l)		15,850	9,677
8.744% due 07/15/2032 •(l)		7,454	6,844
9.340% due 07/15/2038 •(l)		13,700	7,815
9.794% due 07/15/2032 •(l)		15,000	13,445
11.913% due 11/25/2037 •(l)		7,018	5,820
12.857% due 11/27/2037 •(l)		8,646	7,201
DBGS Mortgage Trust
6.218% due 06/15/2033 •(l)		1,100	1,016
6.403% due 06/15/2033 •(l)		1,600	1,383
6.835% due 10/15/2036 •		1,000	974
8.590% due 10/15/2036 •		26,404	17,555
DBWF Mortgage Trust 3.791% due 12/10/2036 (l)		17,961	16,549
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035		430	354
5.594% due 02/25/2047 •		305	171
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.744% due 04/25/2037 •(l)		3,720	2,526
6.250% due 07/25/2036 «~		36	29
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033 «		60	57
DOLP Trust 3.704% due 05/10/2041 ~(l)		29,000	19,005
Downey Savings & Loan Association Mortgage Loan Trust 5.621% due 04/19/2047 •		207	221
Ellington Financial Mortgage Trust
0.000% due 02/25/2068 ~(a)		280,780	4,219
0.250% due 02/25/2068 ~(a)		280,780	837
6.859% due 02/25/2068 ~		29,973	23,875
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	6	2,088
4.768% due 03/13/2045 •(l)	EUR	7,067	6,575
6.592% (BP0003M + 1.250%) due 06/13/2045 ~(l)	GBP	14,072	15,468
6.942% due 09/13/2045 •(l)		15,554	18,109
7.092% (BP0003M + 1.750%) due 06/13/2045 ~(l)		8,667	8,761
7.592% due 09/13/2045 •(l)		11,113	12,743
8.842% (BP0003M + 3.500%) due 06/13/2045 ~(l)		3,082	2,981
9.192% due 09/13/2045 •(l)		9,266	11,400
Extended Stay America Trust 9.139% due 07/15/2038 •(l)		$41,964	41,992
First Horizon Alternative Mortgage Securities Trust
0.000% due 12/26/2049 (b)(h)		2	0
1.656% due 11/25/2036 •(a)		718	84
5.571% due 05/25/2036 «~		418	332
5.646% due 02/25/2036 «~		32	24
5.865% due 11/25/2036 ~		398	273
6.250% due 11/25/2036		54	17
6.405% due 08/25/2035 «~		55	4
First Horizon Mortgage Pass-Through Trust
4.511% due 07/25/2037 «~		12	7
4.830% due 05/25/2037 ~		2,248	976
5.146% due 01/25/2037 ~		188	102
5.500% due 08/25/2037 «		213	74
Freddie Mac
8.670% due 09/25/2041 •(l)		6,000	6,190
9.070% due 02/25/2042 •(l)		16,000	16,859
10.070% due 02/25/2042 •(l)		5,000	5,334
10.070% due 01/25/2051 •(l)		3,319	3,517
10.120% due 10/25/2050 •(l)		2,500	2,811

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

10.820% due 01/25/2034 •(l)		2,800	3,090
11.570% due 09/25/2041 •(l)		6,400	6,699
12.320% due 12/25/2041 •		500	533
12.820% due 10/25/2041 •(l)		10,800	11,744
13.120% due 11/25/2041 •		7,975	8,714
13.820% due 02/25/2042 •(l)		2,350	2,581
GC Pastor Hipotecario FTA 4.093% due 06/21/2046 •(l)	EUR	16,071	15,195
GMAC Mortgage Corp. Loan Trust 3.702% due 07/19/2035 ~		$17	14
GreenPoint Mortgage Funding Trust
5.804% due 01/25/2037 •		492	431
5.844% due 12/25/2046 •(l)		2,444	2,268
GS Mortgage Securities Corp. Trust
4.605% due 10/10/2032 ~(l)		39,357	36,200
6.572% due 07/15/2035 •		1,298	1,008
7.570% due 08/15/2032 •(l)		6,330	6,254
8.172% due 11/15/2032 •(l)		10,358	10,120
8.220% due 08/15/2032 •(l)		10,621	10,339
8.720% due 08/15/2032 •(l)		11,668	11,324
GS Mortgage Securities Trust 0.444% due 08/10/2043 ~(a)		1,000	7
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~		17	16
0.000% due 07/25/2059 ~(a)		242,632	1,959
3.829% due 07/25/2059 ~(l)		20,073	12,877
GSC Capital Corp. Mortgage Trust 5.804% due 05/25/2036 •(l)		1,077	1,011
GSR Mortgage Loan Trust
4.713% due 01/25/2036 ~		256	233
5.247% due 12/25/2034 «~		8	7
5.714% due 11/25/2035 ~		115	61
5.894% due 07/25/2037 «•		230	56
6.000% due 09/25/2034 «		249	236
6.500% due 08/25/2036 •		596	210
HarborView Mortgage Loan Trust
4.047% due 08/19/2036 «~		43	37
4.997% due 06/19/2045 •		945	462
5.821% due 02/19/2046 •(l)		649	569
5.861% due 11/19/2036 •(l)		983	844
5.921% due 03/19/2036 •(l)		6,891	6,315
5.941% due 01/19/2036 •(l)		4,193	2,553
6.001% due 06/19/2034 «•		64	55
6.081% due 01/19/2035 •		101	84
6.418% due 06/20/2035 •(l)		3,769	3,308
6.793% due 06/20/2035 •		870	751
Harbour PLC
7.222% due 01/28/2054 •	GBP	2,200	2,723
7.722% due 01/28/2054 •(l)		12,153	14,981
HomeBanc Mortgage Trust
4.125% due 04/25/2037 ~(l)		$2,199	1,932
5.944% due 03/25/2035 •(l)		3,539	2,852
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 (l)		2,141	1,827
IM Pastor Fondo de Titluzacion Hipotecaria
4.062% due 03/22/2043 •(l)	EUR	12,018	11,307
4.062% due 03/22/2044 •(l)		20,783	19,976
Impac CMB Trust
5.964% due 11/25/2035 •		$92	81
6.164% due 10/25/2034 «•		49	45
Impac Secured Assets Trust
5.664% due 05/25/2037 •		2	2
6.304% due 03/25/2036 •(l)		1,004	795
IndyMac IMSC Mortgage Loan Trust 4.042% due 06/25/2037 ~(l)		2,709	1,625
IndyMac INDA Mortgage Loan Trust
3.043% due 03/25/2037 «~		14	11
4.222% due 12/25/2036 ~		404	315
IndyMac INDX Mortgage Loan Trust
3.098% due 06/25/2037 ~		129	101
3.261% due 02/25/2035 «~		198	166
3.366% due 05/25/2037 ~(l)		1,587	1,233
3.718% due 06/25/2036 ~(l)		558	480
3.830% due 11/25/2036 ~(l)		532	479
3.875% due 11/25/2035 ~(l)		2,208	2,028
5.844% due 11/25/2046 •(l)		3,190	2,890
5.864% due 11/25/2036 •		95	86
5.904% due 04/25/2035 •		36	32
5.944% due 02/25/2037 •(l)		1,970	1,232
6.044% due 07/25/2036 •		310	209
6.244% due 08/25/2034 «•		105	86
6.304% due 09/25/2034 «•		179	149
Jackson Park Trust 3.242% due 10/14/2039 ~(l)		2,900	2,288
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,482	952

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

JP Morgan Alternative Loan Trust
3.838% due 05/25/2036 ~		548	306
4.386% due 11/25/2036 «~		59	64
5.402% due 06/27/2037 ~(l)		13,143	6,211
5.500% due 11/25/2036 «~		8	3
5.844% due 06/25/2037 •(l)		21,978	8,381
5.939% due 06/27/2037 •(l)		4,568	2,997
6.000% due 12/25/2035		525	352
6.460% due 12/25/2036 þ(l)		1,681	1,662
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042 (l)		2,210	1,867
4.128% due 07/05/2031 (l)		3,360	3,114
4.248% due 07/05/2033 (l)		6,360	5,893
4.379% due 07/05/2031 (l)		15,293	13,334
4.580% due 07/05/2031 (l)		1,160	830
5.922% due 04/15/2037 •		976	934
6.432% due 04/15/2037 •(l)		1,464	1,351
6.812% due 07/05/2033 •(l)		3,000	2,653
6.989% due 12/15/2036 •(l)		7,905	5,510
7.190% due 03/15/2036 •(l)		7,900	4,169
7.235% due 10/05/2040		1,000	1,046
7.280% due 06/15/2038 •(l)		2,000	1,727
7.439% due 12/15/2036 •(l)		3,030	827
8.189% due 12/15/2036 •		1,300	188
8.623% due 02/15/2035 •(l)		14,848	14,517
8.955% due 11/15/2038 •(l)		9,000	8,820
9.705% due 11/15/2038 •(l)		1,500	1,435
10.700% due 11/15/2038 •(l)		19,700	18,321
JP Morgan Mortgage Trust
4.048% due 10/25/2036 ~		12	8
4.294% due 05/25/2036 «~		173	136
4.489% due 06/25/2037 ~(l)		1,494	1,155
4.606% due 10/25/2036 ~		264	188
4.865% due 07/25/2035 «~		18	16
6.000% due 08/25/2037		334	160
JP Morgan Resecuritization Trust
6.000% due 09/26/2036 ~(l)		993	764
6.238% due 03/21/2037 «~		230	209
6.500% due 04/26/2036 ~		3,825	1,120
Lansdowne Mortgage Securities PLC
4.268% due 09/16/2048 •(l)	EUR	5,732	5,578
4.400% due 06/15/2045 •		900	777
Lavender Trust
6.000% due 11/26/2036 (l)		$6,067	5,561
6.250% due 10/26/2036 (l)		3,520	1,691
Lehman Mortgage Trust
5.783% due 04/25/2036 ~		172	109
6.000% due 08/25/2036		444	350
6.000% due 09/25/2036 «		335	162
6.000% due 05/25/2037 «		10	9
6.000% due 01/25/2038 «		413	382
6.500% due 09/25/2037		3,151	985
7.250% due 09/25/2037		31,128	7,128
Lehman XS Trust
6.004% due 07/25/2037 •(l)		22,492	15,190
6.344% due 08/25/2047 •		210	171
6.444% due 07/25/2047 •(l)		3,348	2,876
LUXE Commercial Mortgage Trust 8.694% due 10/15/2038 •(l)		5,211	5,122
MAD Mortgage Trust 3.254% due 08/15/2034 ~(l)		2,620	2,315
MASTR Adjustable Rate Mortgages Trust
4.442% due 10/25/2034 ~		174	154
5.829% due 01/25/2047 «•		7	6
6.124% due 05/25/2047 •(l)		6,765	5,300
MASTR Alternative Loan Trust
5.794% due 03/25/2036 •(l)		19,954	2,110
5.844% due 03/25/2036 •(l)		26,375	2,822
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 (l)		2,167	1,651
Merrill Lynch Mortgage Investors Trust
4.698% due 05/25/2036 ~(l)		885	808
4.778% due 03/25/2036 ~(l)		6,490	3,679
MF1 LLC 9.545% due 12/15/2034 •		1,310	1,234
MF1 Ltd. 8.145% due 12/15/2034 •		475	455
MFA Trust 4.039% due 04/25/2065 ~(l)		14,456	12,183
Mill City Mortgage Loan Trust
0.000% due 08/25/2059 ~(a)		33,046	893
0.080% due 08/25/2059 ~(a)		29,529	166
3.250% due 08/25/2059 ~		5,987	4,204
3.832% due 08/25/2059 ~		5,596	3,164
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~(l)		2,985	2,181

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

3.912% due 09/09/2032 (l)		25,312	22,208
6.390% due 12/15/2036 •(l)		6,246	5,047
6.940% due 12/15/2036 •		453	161
7.684% due 12/15/2036 •(l)		18,590	4,295
7.823% due 11/15/2034 •(l)		6,183	6,028
8.669% due 07/15/2035 •(l)		10,478	10,134
9.635% due 12/15/2038 •(l)		18,000	13,909
10.534% due 12/15/2038 •(l)		19,500	14,004
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~(l)		1,780	1,359
Morgan Stanley Mortgage Loan Trust
5.024% due 07/25/2035 ~		493	405
5.024% due 05/25/2036 ~		1,368	563
5.750% due 12/25/2035 «		162	105
5.754% due 01/25/2035 «•		267	241
5.764% due 01/25/2035 ~(l)		134	109
5.784% due 05/25/2036 «•		144	27
5.962% due 06/25/2036 ~		1,763	508
6.000% due 08/25/2037		136	49
Morgan Stanley Re-REMIC Trust
3.409% due 02/26/2037 •(l)		1,959	1,728
3.729% due 03/26/2037 þ(l)		1,182	1,136
4.865% due 07/26/2035 ~(l)		5,467	5,172
5.556% due 06/26/2035 ~(l)		10,612	7,863
5.861% due 09/26/2035 «~(l)		445	408
6.000% due 04/26/2036 (l)		6,565	6,470
Morgan Stanley Residential Mortgage Loan Trust
0.296% due 12/25/2068 «~(a)		279,889	1,620
1.560% due 12/25/2068 «(a)		279,889	8,971
7.962% due 12/25/2068 ~		4,006	3,378
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		2,174	1,978
Mortgage Funding PLC 8.542% due 03/13/2046 •(l)	GBP	1,000	1,262
MRCD Mortgage Trust 4.250% due 12/15/2036 ~(l)		$3,700	1,128
MSDB Trust 3.316% due 07/11/2039 ~(l)		21,938	19,535
Natixis Commercial Mortgage Securities Trust 4.058% due 04/10/2037 ~(l)		5,880	3,173
New Orleans Hotel Trust
6.962% due 04/15/2032 •		1,200	1,129
7.412% due 04/15/2032 •(l)		13,642	12,666
New Residential Mortgage Loan Trust 3.874% due 11/25/2059 ~		8,300	4,247
New York Mortgage Trust
3.558% due 08/25/2061 þ		1,000	878
5.250% due 07/25/2062 þ(l)		13,398	13,086
Newgate Funding PLC
5.190% due 12/15/2050 •(l)	EUR	948	981
5.440% due 12/15/2050 •(l)		1,809	1,861
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.764% due 10/25/2036 •(l)		$970	784
Nomura Resecuritization Trust 4.522% due 09/26/2035 ~(l)		3,600	3,098
NovaStar Mortgage Funding Trust 0.545% due 09/25/2046 •		132	119
NYO Commercial Mortgage Trust
6.535% due 11/15/2038 •(l)		2,000	1,939
6.985% due 11/15/2038 •(l)		2,200	2,053
Prime Mortgage Trust
5.794% due 06/25/2036 •(l)		1,262	873
7.000% due 07/25/2034 «		40	34
RBSSP Resecuritization Trust
5.040% due 05/26/2037 ~(l)		2,754	1,582
5.107% due 07/26/2045 ~(l)		9,474	8,972
5.169% due 09/26/2035 ~(l)		3,235	1,869
6.000% due 03/26/2036 ~(l)		3,469	1,878
6.000% due 06/26/2037 ~		373	319
Regal Trust 1.723% due 09/29/2031 «•		1	1
Residential Accredit Loans, Inc. Trust
5.500% due 04/25/2037 «		41	31
5.744% due 02/25/2037 •		302	268
5.804% due 07/25/2036 •(l)		6,883	2,608
5.824% due 05/25/2037 •(l)		6,666	5,887
5.864% due 06/25/2037 •(l)		652	569
6.000% due 08/25/2035 (l)		557	474
6.000% due 12/25/2035 (l)		1,163	1,007
6.000% due 06/25/2036 «		138	102
6.000% due 09/25/2036 (l)		2,994	1,245
6.000% due 11/25/2036 (l)		1,355	1,019
6.000% due 01/25/2037		203	155
6.089% due 01/25/2046 •(l)		2,845	2,212
6.250% due 02/25/2037 (l)		1,992	1,577
6.500% due 09/25/2037 (l)		721	571

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

7.000% due 10/25/2037 (l)		4,412	3,403
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032 «		299	190
Residential Asset Securitization Trust
5.500% due 07/25/2035		568	342
6.000% due 02/25/2037		166	67
6.000% due 03/25/2037		2,795	915
6.000% due 07/25/2037 (l)		6,206	2,367
6.250% due 08/25/2037		4,037	970
Residential Funding Mortgage Securities, Inc. Trust
5.495% due 07/27/2037 «~		100	76
5.850% due 11/25/2035 «		49	39
6.000% due 04/25/2037		383	291
6.000% due 06/25/2037		150	111
RiverView HECM Trust 5.510% due 05/25/2047 •		4,320	3,920
Seasoned Credit Risk Transfer Trust
3.138% due 05/25/2057 ~		4,146	1,720
4.250% due 11/25/2059 ~(l)		4,530	4,206
4.250% due 09/25/2060 (l)		1,800	1,673
4.250% due 03/25/2061 ~(l)		700	607
4.500% due 11/25/2061 ~(l)		3,900	3,308
4.647% due 11/25/2059 ~		6,773	3,026
5.000% due 04/25/2062 ~		3,400	2,848
8.897% due 03/25/2061 ~		494	294
11.770% due 09/25/2060 ~		1,593	1,268
15.661% due 11/25/2060 ~		1,198	962
Sequoia Mortgage Trust
3.870% due 01/20/2038 «~		77	59
6.183% due 07/20/2036 «•		97	19
6.192% due 02/20/2034 •		122	108
6.643% due 10/20/2027 «•		141	119
7.125% due 09/20/2032 «~		203	187
SFO Commercial Mortgage Trust
6.589% due 05/15/2038 •(l)		18,150	17,686
6.939% due 05/15/2038 •(l)		2,120	2,020
7.239% due 05/15/2038 •(l)		1,760	1,651
SG Commercial Mortgage Securities Trust 4.509% due 02/15/2041 ~(l)		9,000	6,729
SMRT Commercial Mortgage Trust 8.026% due 01/15/2039 •(l)		30,200	29,329
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		500	344
Starwood Mortgage Trust
8.440% due 04/15/2034 •(l)		13,424	13,032
9.440% due 04/15/2034 •(l)		6,612	6,423
Stratton Hawksmoor PLC
7.223% due 02/25/2053 •(l)	GBP	1,967	2,423
7.973% due 02/25/2053 •(l)		4,300	5,154
Stratton Mortgage Funding PLC 9.223% due 03/12/2052 •		2,500	3,167
Structured Adjustable Rate Mortgage Loan Trust
4.351% due 02/25/2037 ~(l)		$5,098	3,539
4.353% due 04/25/2047 ~		1,012	470
4.776% due 01/25/2036 ~		550	281
5.095% due 08/25/2036 ~		2,255	447
Structured Asset Mortgage Investments Trust
5.190% due 02/25/2036 ~		2,675	1,225
5.784% due 03/25/2037 •		831	176
5.824% due 07/25/2046 •(l)		8,444	5,869
5.864% due 05/25/2036 •(l)		1,333	857
5.864% due 08/25/2036 •(l)		716	574
5.904% due 05/25/2045 •		54	48
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.903% due 01/25/2034 ~		66	63
SunTrust Adjustable Rate Mortgage Loan Trust 6.039% due 02/25/2037 ~(l)		1,117	969
SunTrust Alternative Loan Trust 1.706% due 04/25/2036 •(a)		3,890	528
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 «		204	71
6.500% due 07/25/2036 (l)		18,326	4,427
TDA Mixto Fondo de Titulizacion de Activos
4.121% due 12/28/2050 •(l)	EUR	6,116	5,814
4.125% due 10/28/2050 •(l)		7,924	4,468
TTAN 7.840% due 03/15/2038 •(l)		$9,282	9,157
VASA Trust
6.340% due 07/15/2039 •		1,000	915
9.340% due 07/15/2039 •		4,435	2,298
Verus Securitization Trust 5.358% due 07/25/2067 ~(l)		4,300	4,156
VNDO Mortgage Trust 3.903% due 01/10/2035 ~(l)		4,814	3,863
Waikiki Beach Hotel Trust
7.653% due 12/15/2033 •(l)		19,450	19,045

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

8.303% due 12/15/2033 •(l)		20,500	19,638
WaMu Mortgage Pass-Through Certificates Trust
3.811% due 06/25/2037 ~(l)		601	509
3.875% due 07/25/2037 ~(l)		1,003	745
3.915% due 03/25/2037 ~		228	181
4.034% due 11/25/2036 ~		93	78
4.134% due 07/25/2037 ~		490	420
4.174% due 02/25/2037 ~(l)		1,507	1,250
4.242% due 03/25/2037 ~(l)		1,575	1,364
4.482% due 08/25/2036 ~(l)		884	798
5.641% due 03/25/2033 «~		21	19
5.839% due 06/25/2047 •		1,500	1,076
5.887% due 07/25/2047 •		366	300
5.899% due 07/25/2047 •(l)		10,794	8,572
5.969% due 10/25/2046 •		205	170
5.984% due 07/25/2045 •		92	86
6.137% due 07/25/2046 •(l)		2,310	1,904
6.284% due 06/25/2044 •		77	71
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	0	1,943
7.873% due 12/21/2049 •		646	805
8.373% due 12/21/2049 •		646	792
Washington Mutual Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 «~		$63	54
5.187% due 06/25/2046 •(l)		5,233	2,827
5.750% due 11/25/2035 (l)		766	670
5.924% due 01/25/2047 •(l)		7,008	6,395
5.939% due 10/25/2046 •		242	191
6.000% due 07/25/2036 •(l)		2,939	1,949
6.000% due 04/25/2037 (l)		1,174	1,019
6.467% due 05/25/2036 þ(l)		3,279	2,756
Wells Fargo Alternative Loan Trust
5.468% due 07/25/2037 ~(l)		1,161	1,054
5.750% due 07/25/2037		167	140
Wells Fargo Commercial Mortgage Trust
4.557% due 09/15/2031 ~(l)		27,000	25,106
8.180% due 02/15/2037 •(l)		10,000	9,933
Wells Fargo Mortgage Loan Trust
4.313% due 03/27/2037 ~(l)		3,201	1,948
6.185% due 04/27/2036 ~(l)		3,044	2,840
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		26	22
6.000% due 06/25/2037 «		27	23
6.240% due 09/25/2036 «~		3	3
6.375% due 10/25/2036 «~		4	3
Worldwide Plaza Trust 3.596% due 11/10/2036 ~(l)		8,000	799
WSTN Trust
0.341% due 07/05/2037 ~(a)		515,000	4,123
7.690% due 07/05/2037 ~(l)		11,200	11,047
8.455% due 07/05/2037 ~(l)		11,200	11,131
9.835% due 07/05/2037 ~(l)		9,010	8,917

Total Non-Agency Mortgage-Backed Securities (Cost $2,404,744)			2,254,725

ASSET-BACKED SECURITIES 24.2%
510 Loan Acquisition Trust 8.107% due 09/25/2060 þ(l)		15,082	14,979
ABFC Trust
5.594% due 10/25/2036 •(l)		559	560
6.004% due 10/25/2033 «•		142	134
6.494% due 03/25/2034 •		461	440
Acacia CDO Ltd. 6.434% due 11/08/2039 •(l)		8,674	2,140
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049		200	1
ACE Securities Corp. Home Equity Loan Trust
5.664% due 12/25/2036 •(l)		21,190	5,650
6.404% due 08/25/2035 •(l)		5,060	3,454
6.539% due 07/25/2035 •(l)		17,938	16,309
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	629
Aegis Asset-Backed Securities Trust 7.544% due 09/25/2034 •(l)		$740	660
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(l)		1,425	958
AmeriCredit Automobile Receivables Trust 8.294% due 08/25/2032 «•		239	234
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.870% due 09/25/2032 •(l)		1,148	993
7.169% due 05/25/2034 •		154	148
7.169% due 08/25/2035 •(l)		6,346	5,702
Apex Credit CLO Ltd. 0.000% due 10/20/2034 ~		20,050	11,655
Argent Securities Trust
5.594% due 09/25/2036 •(l)		7,592	2,462

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

5.644% due 06/25/2036 •(l)		6,480	1,767
5.684% due 04/25/2036 •		1,024	339
5.744% due 06/25/2036 •		3,648	995
5.824% due 03/25/2036 •(l)		10,049	5,470
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.134% due 11/25/2035 •(l)		29,851	25,146
6.204% due 02/25/2036 •(l)		20,717	15,978
Banco Bilbao Vizcaya Argentaria 4.572% due 03/22/2046 •	EUR	521	323
Bear Stearns Asset-Backed Securities Trust
3.563% due 09/25/2034 «•		$131	125
4.920% due 07/25/2036 «~		23	22
4.966% due 10/25/2036 ~		128	101
4.999% due 10/25/2036 ~		2,388	1,114
5.584% due 12/25/2036 •(l)		8,732	12,238
6.944% due 10/27/2032 «•		1	3
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	400
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	547
Carrington Mortgage Loan Trust
5.524% due 03/25/2035 •		577	454
5.864% due 12/26/2036 •(l)		13,201	10,701
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		3,390	690
Citigroup Mortgage Loan Trust
4.572% due 03/25/2036 þ		1,410	1,125
5.644% due 05/25/2037 •		420	281
5.744% due 12/25/2036 •(l)		17,052	6,945
5.764% due 09/25/2036 •(l)		10,478	7,745
5.764% due 12/25/2036 •(l)		11,002	6,035
5.884% due 12/25/2036 •(l)		12,493	5,091
6.144% due 11/25/2046 •(l)		4,267	3,424
6.352% due 05/25/2036 þ		363	136
6.851% due 05/25/2036 þ		2,109	792
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(h)		21	8,991
6.610% due 06/25/2054 «		2,647	2,653
8.660% due 06/25/2054 «		3,811	3,821
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	2,000	1,359
Conseco Finance Corp.
6.530% due 02/01/2031 ~		$392	344
7.060% due 02/01/2031 ~		1,705	1,519
7.500% due 03/01/2030 ~		6,082	1,940
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		269	270
7.960% due 05/01/2031		1,457	378
8.060% due 09/01/2029 ~		2,914	542
8.260% due 12/01/2030 ~(l)		4,584	1,050
8.850% due 12/01/2030 ~(l)		5,630	945
9.163% due 03/01/2033 ~(l)		9,908	9,782
9.546% due 12/01/2033 ~(l)		5,953	5,789
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	1,401	251
Coronado CDO Ltd.
6.000% due 09/04/2038 (l)		$3,697	1,541
7.095% due 09/04/2038 •(l)		23,334	9,035
Countrywide Asset-Backed Certificates Trust
4.131% due 02/25/2036 «~		1	1
4.416% due 10/25/2032 ~(l)		2,239	2,235
5.694% due 11/25/2047 •(l)		3,472	3,091
5.724% due 03/25/2037 •(l)		10,887	10,317
5.834% due 01/25/2046 •(l)		36,566	29,019
5.844% due 06/25/2037 •(l)		17,303	17,250
5.859% due 10/25/2046 «~		96	111
5.924% due 03/25/2036 •(l)		14,590	13,069
5.924% due 05/25/2036 •(l)		3,879	3,211
6.029% due 04/25/2036 •(l)		8,762	7,961
6.124% due 12/25/2036 •		272	206
6.344% due 03/25/2047 •(l)		960	728
6.544% due 05/25/2047 •(l)		4,763	3,729
6.614% due 04/25/2036 •(l)		9,501	8,004
6.867% due 09/25/2046 þ(l)		6,151	4,032
7.469% due 11/25/2035 •(l)		5,913	4,039
Credit Suisse First Boston Mortgage Securities Corp. 6.494% due 02/25/2031 •(l)		610	590
Credit-Based Asset Servicing & Securitization CBO Ltd. 8.750% due 09/06/2041 •		98,373	61
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 (l)		1,914	1,304
Duke Funding Ltd. 9.000% due 04/08/2039 •(l)		7,546	491
ECAF Ltd.
3.473% due 06/15/2040 (l)		998	664
4.947% due 06/15/2040 (l)		6,610	4,627

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

EMC Mortgage Loan Trust 8.819% due 04/25/2042 •(l)		1,443	1,402
Encore Credit Receivables Trust 6.134% due 07/25/2035 •		327	315
Euromax ABS PLC 4.238% due 11/10/2095 •	EUR	2,809	3,022
Exeter Automobile Receivables Trust
0.000% due 08/15/2031 «(h)		$24	7,239
0.000% due 07/15/2033 «(h)(l)		27	21,391
0.000% due 12/15/2033 «(h)		25	4,090
FAB U.K. Ltd. 0.000% due 12/06/2045 ~	GBP	15,058	5,526
Fieldstone Mortgage Investment Trust 5.784% due 07/25/2036 •(l)		$4,145	2,047
First Franklin Mortgage Loan Trust
6.014% due 02/25/2036 •(l)		5,500	5,119
6.389% due 09/25/2035 •(l)		5,832	5,197
6.419% due 05/25/2036 •(l)		15,929	14,258
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(h)		9	623
0.000% due 06/15/2029 «(h)		3	148
FREED ABS Trust 0.000% due 09/20/2027 «(h)		10	561
Fremont Home Loan Trust
5.594% due 01/25/2037 •		2,802	1,276
5.924% due 02/25/2037 •		1,104	381
Glacier Funding CDO Ltd. 8.770% due 08/04/2035 •(l)		31,282	3,292
GMAC Mortgage Corp. Loan Trust 6.749% due 12/25/2037 þ(l)		654	633
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~(l)		5,947	5,843
GSAMP Trust
5.504% due 01/25/2037 •(l)		2,520	1,502
5.534% due 01/25/2037 •		752	448
5.584% due 12/25/2036 •		801	414
5.644% due 11/25/2036 •		3,317	1,591
5.694% due 12/25/2036 •(l)		3,740	1,806
5.764% due 04/25/2036 •		420	280
5.984% due 04/25/2036 •(l)		14,964	10,005
7.094% due 10/25/2034 «•		97	95
7.319% due 06/25/2034 •(l)		1,253	1,134
Hillcrest CDO Ltd. 6.013% due 12/10/2039 •(l)		32,573	6,525
Home Equity Mortgage Loan Asset-Backed Trust
5.396% due 12/25/2031 «þ		467	300
5.604% due 11/25/2036 •(l)		2,923	2,566
5.684% due 04/25/2037 •(l)		16,531	11,128
5.764% due 04/25/2037 •(l)		2,464	2,108
Hout Bay Corp.
4.422% due 07/05/2041 •		108,638	19,108
4.622% due 07/05/2041 •		4,871	1
4.752% due 07/05/2041 •		1,690	0
HSI Asset Securitization Corp. Trust
5.634% due 01/25/2037 •(l)		27,685	19,471
5.664% due 12/25/2036 •		19,744	5,280
5.764% due 10/25/2036 •(l)		6,449	2,588
5.784% due 12/25/2036 •(l)		12,093	3,180
IXIS Real Estate Capital Trust 6.419% due 09/25/2035 •(l)		2,326	2,320
JP Morgan Mortgage Acquisition Trust
5.462% due 09/25/2029 þ(l)		2,471	1,500
5.604% due 08/25/2036 «•		5	2
5.634% due 03/25/2047 •		117	116
5.744% due 07/25/2036 •		1,302	564
5.764% due 07/25/2036 •		958	276
5.888% due 10/25/2036 þ(l)		6,770	4,109
KGS-Alpha SBA COOF Trust 1.214% due 04/25/2038 «~(a)		703	15
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (l)		3,016	2,686
Lehman ABS Mortgage Loan Trust 5.534% due 06/25/2037 •(l)		3,345	2,195
Lehman XS Trust
4.307% due 05/25/2037 ~(l)		6,229	5,093
6.670% due 06/24/2046 «þ		226	224
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)		1,400	221
0.000% due 04/15/2028 «(h)		1,700	255
Long Beach Mortgage Loan Trust
5.824% due 02/25/2036 •(l)		17,241	14,237
5.984% due 05/25/2046 •(l)		8,105	2,524
6.149% due 11/25/2035 •(l)		56,097	51,510
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~(l)		5,600	2,720

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~	6,450	4,378
Marble Point CLO Ltd. 0.000% due 01/22/2052 ~	17,150	10,113
Margate Funding Ltd.
5.316% due 12/04/2044 •(l)	17,556	3,310
5.586% due 12/04/2044 ^•(e)	4,126	72
Marlette Funding Trust
0.000% due 07/16/2029 «(h)	16	175
0.000% due 09/17/2029 «(h)	35	508
0.000% due 03/15/2030 «(h)	33	1,060
0.000% due 09/16/2030 «(h)	9	266
MASTR Asset-Backed Securities Trust
5.664% due 08/25/2036 •	2,684	1,044
5.744% due 03/25/2036 •(l)	5,005	3,070
5.784% due 06/25/2036 •(l)	3,694	3,312
5.804% due 02/25/2036 •(l)	6,022	2,271
5.924% due 06/25/2036 •	2,567	946
5.984% due 12/25/2035 •(l)	15,101	12,394
6.014% due 01/25/2036 •	153	151
Mid-State Trust 6.742% due 10/15/2040	2,434	2,419
Morgan Stanley ABS Capital, Inc. Trust
5.514% due 10/25/2036 •	1,375	597
5.544% due 11/25/2036 •	1,166	672
5.564% due 09/25/2036 •	3,199	1,131
5.584% due 10/25/2036 •(l)	7,153	3,104
5.594% due 11/25/2036 •(l)	12,715	7,326
5.664% due 10/25/2036 •(l)	3,447	1,496
5.744% due 06/25/2036 •(l)	4,518	2,372
5.744% due 06/25/2036 •	475	399
5.744% due 09/25/2036 •(l)	6,426	2,274
5.774% due 02/25/2037 •(l)	4,388	2,114
5.804% due 03/25/2036 •	10	8
6.479% due 01/25/2035 •(l)	6,377	5,400
7.394% due 05/25/2034 «•	185	186
Morgan Stanley Home Equity Loan Trust 5.674% due 04/25/2037 •(l)	21,069	11,003
National Collegiate Commutation Trust 0.000% due 03/25/2038 •(l)	135,200	36,039
New Century Home Equity Loan Trust 8.444% due 01/25/2033 •	215	183
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.724% due 07/25/2036 •(l)	3,500	2,788
6.104% due 10/25/2036 •	4,137	874
NovaStar Mortgage Funding Trust 5.784% due 11/25/2036 •	1,044	326
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 ~	901	902
8.490% due 10/15/2030	1,143	1,065
OCP CLO Ltd. 0.000% due 07/20/2032 ~	11	5,331
Option One Mortgage Loan Trust
5.574% due 07/25/2037 •(l)	20,053	12,893
5.584% due 01/25/2037 •	261	167
5.584% due 01/25/2037 •(l)	7,618	4,484
5.662% due 01/25/2037 «þ	2	1
5.664% due 01/25/2037 •	1,554	915
5.694% due 03/25/2037 •	477	238
5.774% due 04/25/2037 •(l)	1,983	970
Orient Point CDO Ltd. 5.830% due 10/03/2045 •(l)	391,989	120,895
Ownit Mortgage Loan Trust 3.193% due 10/25/2035 þ(l)	3,466	1,955
Pagaya AI Debt Selection Trust
3.270% due 05/15/2029	1,500	1,306
8.491% due 06/16/2031	5,998	6,093
Palisades CDO Ltd. 6.527% due 07/22/2039 •(l)	6,700	2,617
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.319% due 10/25/2034 •(l)	1,161	984
PRET LLC
3.721% due 07/25/2051 þ	1,200	1,104
3.844% due 07/25/2051 þ	2,900	2,631
3.967% due 09/25/2051 þ(l)	3,900	3,608
6.170% due 07/25/2051 þ(l)	2,100	2,045
8.112% due 11/25/2053 þ	964	966
PRPM LLC 6.291% due 02/25/2027 þ	1,000	972
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(l)	757	511
RAAC Trust 8.069% due 05/25/2046 •(l)	17,151	16,328
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	3,152	833

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Residential Asset Mortgage Products Trust
5.436% due 08/25/2033 «•		351	336
5.944% due 04/25/2034 •(l)		1,294	1,273
6.024% due 04/25/2034 •(l)		453	450
6.494% due 04/25/2034 •(l)		1,041	1,000
6.764% due 04/25/2034 •(l)		1,738	1,666
Residential Asset Securities Corp. Trust
5.704% due 11/25/2036 •(l)		4,127	3,782
5.784% due 10/25/2036 •(l)		2,729	2,507
5.924% due 08/25/2036 •(l)		8,675	7,984
5.939% due 04/25/2036 •(l)		5,975	4,654
6.104% due 12/25/2035 •(l)		6,414	5,702
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~(l)		11,667	3,729
0.000% due 10/20/2030 ~		4,967	1,728
0.000% due 10/20/2031 ~		4,967	1,713
0.000% due 04/20/2034 ~(l)		22,000	12,020
Saxon Asset Securities Trust
1.667% due 11/25/2035 •(l)		5,547	3,631
2.399% due 03/25/2035 •(l)		5,096	2,664
Securitized Asset-Backed Receivables LLC Trust
5.724% due 07/25/2036 •(l)		11,958	9,777
5.764% due 07/25/2036 •		2,626	928
5.904% due 02/25/2037 •		220	95
5.944% due 05/25/2036 •(l)		15,090	8,082
6.044% due 11/25/2035 •(l)		10,008	8,197
6.104% due 08/25/2035 •(l)		1,559	1,260
6.119% due 01/25/2035 •		6	5
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	693
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)(l)		$36	18,973
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		31	8,257
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		8	2,381
0.000% due 09/15/2054 «(h)(l)		46,645	60,361
0.000% due 11/16/2054 «(h)		5	4,926
0.000% due 02/16/2055 «(h)		9	11,049
5.950% due 02/16/2055 (l)		11,206	10,688
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(h)		157	1,336
0.000% due 09/25/2040 «(h)		14,219	1,475
Soloso CDO Ltd. 5.911% due 10/07/2037 •		17,418	14,892
Soundview Home Loan Trust
5.594% due 06/25/2037 •(l)		2,165	1,421
5.624% due 02/25/2037 •(l)		6,875	1,921
5.704% due 02/25/2037 •(l)		7,979	2,245
5.724% due 06/25/2037 •(l)		5,349	3,511
6.394% due 10/25/2037 •(l)		4,038	3,008
6.544% due 09/25/2037 •(l)		1,685	1,345
South Coast Funding Ltd.
0.454% due 01/06/2041 •(l)		168,529	31,921
0.454% due 01/06/2041 •		48	9
Specialty Underwriting & Residential Finance Trust
4.252% due 02/25/2037 þ		2,447	865
4.397% due 06/25/2037 •		2,939	1,469
5.794% due 03/25/2037 •		279	153
Start Ltd. 4.089% due 03/15/2044		598	554
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 11.444% due 05/25/2032 •(l)		4,464	3,947
Taberna Preferred Funding Ltd.
5.874% due 05/05/2038 •		938	891
5.914% due 08/05/2036 •		2,727	2,454
5.914% due 08/05/2036 •(l)		10,970	9,873
Talon Funding Ltd. 8.990% due 06/05/2035 •		676	109
Tropic CDO Ltd. 5.896% due 07/15/2036 •		3,329	3,146
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 «~		332	312
Verde CDO Ltd. 5.822% due 10/05/2045 •(l)		240,688	58,617

Total Asset-Backed Securities (Cost $1,778,762)			1,262,085

SOVEREIGN ISSUES 2.3%
Argentina Government International Bond
0.750% due 07/09/2030 þ(l)		31,687	16,027
1.000% due 07/09/2029 (l)		5,302	2,840
3.500% due 07/09/2041 þ(l)		17,060	6,901
3.625% due 07/09/2035 þ		1,200	500
3.625% due 07/09/2035 þ(l)		33,944	14,146
3.625% due 07/09/2046 þ		230	104

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

4.250% due 01/09/2038 þ(l)		76,360	35,546
15.500% due 10/17/2026	ARS	555,410	265
Argentina Treasury Bond BONCER
0.000% due 06/30/2025 (h)		863,916	1,200
4.000% due 10/14/2024		2,359,044	2,722
Ecuador Government International Bond 6.000% due 07/31/2030 þ(l)		$2,960	2,014
Egypt Government International Bond 6.375% due 04/11/2031	EUR	10,500	9,415
Ghana Government International Bond
6.375% due 02/11/2027 ^(e)(l)		$3,477	1,793
6.375% due 02/11/2027 ^(e)		1,000	516
7.875% due 02/11/2035 ^(e)(l)		5,412	2,790
8.750% due 03/11/2061 ^(e)(l)		1,500	769
Israel Government International Bond 5.750% due 03/12/2054		2,000	1,918
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	22
5.400% due 08/12/2034		1	0
6.150% due 08/12/2032		5	1
6.900% due 08/12/2037		15	4
6.950% due 08/12/2031		5	1
Provincia de Buenos Aires 106.588% due 04/12/2025	ARS	138,377	129
Romania Government International Bond
5.375% due 03/22/2031	EUR	2,620	2,845
5.500% due 09/18/2028		400	446
5.625% due 02/22/2036		1,060	1,142
6.375% due 09/18/2033		3,000	3,468
Russia Government International Bond
5.100% due 03/28/2035		$600	408
5.625% due 04/04/2042		10,200	6,787
5.875% due 09/16/2043		200	134
Ukraine Government International Bond
4.375% due 01/27/2032	EUR	10,155	2,961
6.876% due 05/21/2031		$13,000	3,838
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		136	20
9.250% due 09/15/2027 ^(e)		734	133

Total Sovereign Issues (Cost $157,147)			121,805

		SHARES
COMMON STOCKS 4.1%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (f)		4,853,248	8,008
iHeartMedia, Inc. 'A' (f)		2,021,190	4,224
Promotora de Informaciones SA 'A' (f)		4,079,279	1,545

			13,777

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		2	0
Desarrolladora Homex SAB de CV (f)		719,113	1
Steinhoff International Holdings NV «(f)(j)		299,163,217	0
Urbi Desarrollos Urbanos SAB de CV (f)		4,776	2

			3

ENERGY 0.0%
Axis Energy Services 'A' «(j)		17,105	507
Constellation Oil 'B' «(f)(j)		252,651	27

			534

FINANCIALS 1.5%
ADLER Group SA «(f)		309,490	57
Banca Monte dei Paschi di Siena SpA (f)		6,139,000	27,817
Corestate Capital Holding SA «(f)(j)		843,935	0
Intelsat Emergence SA «(j)		1,755,207	48,118
UBS Group AG		12,342	380

			76,372

INDUSTRIALS 0.5%
Forsea Holding SA «(f)		264,283	6,375
Mcdermott International Ltd. (f)		585,421	117
Syniverse Holdings, Inc. «(j)		18,484,014	17,040
Voyager Aviation Holdings LLC «(f)		16,278	0
Westmoreland Mining Holdings «(f)(j)		238,883	717

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Westmoreland Mining LLC «(f)(j)		240,987	633

			24,882

REAL ESTATE 0.0%
Sunac Services Holdings Ltd.		176,437	42

UTILITIES 1.9%
West Marine New «(f)(j)		43,000	453
Windstream Units «(f)		3,155,914	99,654

			100,107

Total Common Stocks (Cost $272,017)			215,717

RIGHTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Promotora de Informaciones SA		4,079,279	20

Total Rights (Cost $0)			20

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		13,833	28

UTILITIES 0.0%
West Marine - Exp. 09/11/2028 «		5,580	0

Total Warrants (Cost $43,499)			28

PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
AGFC Capital Trust 7.326% (US0003M + 1.750%) due 01/15/2067 ~(l)		35,500,000	20,488
American AgCredit Corp. 5.250% due 06/15/2026 •(i)		10,000,000	9,152
Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)(l)		4,300,000	4,056
Compeer Financial ACA 4.875% due 08/15/2026 •(i)(l)		1,900,000	1,814
OCP CLO Ltd. 0.000% due 04/26/2036 ~		2,600	1,331
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)(l)		24,776,700	28,361
SVB Financial Group
4.000% due 05/15/2026 ^(e)(i)		1,600,000	25
4.250% due 11/15/2026 ^(e)(i)		1,000,000	16
4.700% due 11/15/2031 ^(e)(i)		1,593,000	26

			65,269

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «		97,668	0

Total Preferred Securities (Cost $104,971)			65,269

REAL ESTATE INVESTMENT TRUSTS 0.6%
REAL ESTATE 0.6%
Uniti Group, Inc.		1,591,211	9,388
VICI Properties, Inc.		711,293	21,190

Total Real Estate Investment Trusts (Cost $18,729)			30,578

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS (k) 3.2%			167,857

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	822,220	855

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

U.S. TREASURY BILLS 1.3%
5.361% due 04/11/2024 - 06/13/2024 (g)(h)(l)(o)	$67,747	67,458

Total Short-Term Instruments (Cost $236,174)		236,170

Total Investments in Securities (Cost $8,601,286)		7,490,776

	SHARES
INVESTMENTS IN AFFILIATES 20.0%
COMMON STOCKS 7.9%
AFFILIATED INVESTMENTS 7.9%
Amsurg Equity «(f)(j)	3,517,243	173,960
Market Garden Dogwood LLC «(f)(j)	147,000,000	148,516
Neiman Marcus Group Ltd. LLC «(f)(j)	602,840	88,222
Sierra Hamilton Holder LLC «(f)(j)	30,337,712	3

		410,701

Total Common Stocks (Cost $321,034)		410,701

SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio III	64,894,422	631,228

Total Short-Term Instruments (Cost $631,154)		631,228

Total Investments in Affiliates (Cost $952,188)		1,041,929

Total Investments 163.7% (Cost $9,553,474)		$8,532,705
Financial Derivative Instruments (m)(n) 0.0%(Cost or Premiums, net $9,858)		2,733
Other Assets and Liabilities, net (63.7)%		(3,321,528)

Net Assets 100.0%		$5,213,910

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$146,968	$173,960	3.34%
Axis Energy Services 'A'	07/01/2021	252	507	0.01
Constellation Oil 'B'	06/10/2022	27	27	0.00
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Intelsat Emergence SA	06/19/2017 - 02/23/2024	114,056	48,118	0.92
Market Garden Dogwood LLC	03/13/2024	147,000	,148,516	2.85
Neiman Marcus Group Ltd. LLC	09/25/2020	19,376	88,222	1.69
Project Anfora Senior 7.431% due 10/01/2026	09/30/2019	35,008	33,045	0.64
Sierra Hamilton Holder LLC	07/31/2017	7,690	3	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc. 12.500%	05/12/2022 - 11/30/2023	18,177	17,040	0.33
West Marine New	09/12/2023	618	453	0.01
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	6,949	717	0.01
Westmoreland Mining LLC	06/30/2023	1,597	633	0.01

$497,718	$511,241	9.81%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	5.320%	03/14/2024	3/14/2026	$167,857	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 11/15/2040	$(169,691)	$167,857	$168,303

Total Repurchase Agreements	$(169,691)	$167,857	$168,303

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY	6.331%	03/01/2024	05/28/2024	$(4,226)	$(4,249)
6.430	01/17/2024	07/17/2024	(1,862)	(1,887)
6.430	02/05/2024	08/05/2024	(28,657)	(28,943)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

	6.430	02/07/2024	08/07/2024		(24,885)	(25,124)
	6.430	03/08/2024	09/09/2024		(21,549)	(21,642)
	6.634	10/12/2023	04/12/2024		(72,638)	(74,940)
	6.636	10/10/2023	04/10/2024		(6,614)	(6,827)
BOM	5.820	03/04/2024	04/04/2024		(3,730)	(3,747)
BOS	6.330	03/25/2024	07/24/2024		(11,359)	(11,373)
	6.380	03/18/2024	07/16/2024		(18,504)	(18,550)
	6.430	03/18/2024	07/16/2024		(15,205)	(15,243)
	6.430	03/25/2024	07/24/2024		(3,407)	(3,411)
	6.580	03/18/2024	07/16/2024		(4,395)	(4,406)
	6.630	03/06/2024	07/05/2024		(8,504)	(8,545)
BPS	4.050	03/05/2024	TBD(3)	EUR	(12,120)	(13,116)
	4.200	02/01/2024	TBD(3)		(19,932)	(21,655)
	4.300	01/22/2024	TBD(3)		(2,113)	(2,299)
	4.320	02/12/2024	05/13/2024		(11,869)	(12,880)
	4.332	03/18/2024	06/17/2024		(15,138)	(16,360)
	4.380	09/20/2023	TBD(3)		(2,611)	(2,884)
	5.876	03/13/2024	07/15/2024	GBP	(6,763)	(8,562)
	5.980	01/10/2024	04/11/2024		$(2,719)	(2,756)
	5.980	01/16/2024	04/15/2024		(24,230)	(24,536)
	5.980	01/17/2024	04/16/2024		(2,051)	(2,076)
	5.980	01/29/2024	04/29/2024		(1,915)	(1,935)
	5.980	03/04/2024	04/11/2024		(80,261)	(80,634)
	6.000	03/19/2024	07/15/2024		(33,031)	(33,105)
	6.080	02/15/2024	08/13/2024		(6,859)	(6,913)
	6.080	02/29/2024	08/13/2024		(10,376)	(10,432)
	6.120	01/17/2024	04/16/2024		(9,430)	(9,550)
	6.430	02/15/2024	08/13/2024		(3,295)	(3,322)
	6.580	01/22/2024	07/18/2024		(147,274)	(149,156)
	6.580	02/15/2024	08/13/2024		(38,135)	(38,455)
	6.620	01/22/2024	07/18/2024		(3,576)	(3,622)
	6.680	01/22/2024	07/18/2024		(11,535)	(11,685)
	6.680	02/15/2024	08/13/2024		(4,115)	(4,150)
	6.880	01/22/2024	07/18/2024		(7,513)	(7,613)
	6.880	02/15/2024	08/13/2024		(1,671)	(1,685)
BRC	4.250	09/20/2023	TBD(3)	EUR	(3,016)	(3,326)
	4.467	02/02/2024	06/03/2024		(4,561)	(4,957)
	4.500	03/15/2024	TBD(3)		$(18,131)	(18,170)
	4.610	12/06/2023	04/08/2024	EUR	(16,987)	(18,603)
	4.750	03/18/2024	TBD(3)		$(3,624)	(3,631)
	5.600	07/28/2023	TBD(3)		(893)	(928)
	5.940	12/06/2023	04/08/2024	GBP	(3,771)	(4,851)
	6.130	02/19/2024	08/19/2024		(8,750)	(11,122)
	6.355	03/15/2024	06/17/2024		(10,212)	(12,928)
	6.390	01/31/2024	07/29/2024		$(2,159)	(2,183)
	6.400	02/26/2024	08/26/2024		(14,738)	(14,830)
	6.420	01/12/2024	04/12/2024		(20,066)	(20,352)
	6.420	03/13/2024	09/09/2024		(13,425)	(13,470)
	6.440	01/31/2024	07/29/2024		(5,441)	(5,500)
	6.470	03/13/2024	09/09/2024		(13,722)	(13,768)
	6.500	02/26/2024	08/26/2024		(8,715)	(8,771)
	6.510	01/17/2024	04/16/2024		(24,853)	(25,190)
	6.530	02/09/2024	08/07/2024		(4,649)	(4,693)
	6.540	02/06/2024	08/05/2024		(1,219)	(1,231)
	6.550	02/26/2024	08/26/2024		(294)	(296)
	6.560	02/23/2024	08/21/2024		(6,702)	(6,748)
	6.570	02/26/2024	05/28/2024		(13,713)	(13,800)
	6.580	03/19/2024	07/17/2024		(14,662)	(14,696)
	6.580	03/22/2024	07/22/2024		(13,148)	(13,172)
	6.600	02/12/2024	05/13/2024		(17,944)	(18,105)
	6.610	01/17/2024	04/16/2024		(1,462)	(1,483)
	6.630	03/12/2024	07/10/2024		(13,526)	(13,576)
	6.680	03/19/2024	07/17/2024		(8,887)	(8,908)
	6.680	03/22/2024	07/22/2024		(6,408)	(6,420)
	6.820	10/02/2023	04/01/2024		(3,245)	(3,357)
BYR	6.030	03/04/2024	05/20/2024		(23,090)	(23,198)
	6.060	10/19/2023	04/16/2024		(22,864)	(23,497)
	6.060	10/23/2023	04/22/2024		(969)	(995)
CDC	5.720	01/24/2024	04/23/2024		(1,627)	(1,644)
	5.720	03/01/2024	04/23/2024		(764)	(768)
	5.720	03/12/2024	04/23/2024		(1,347)	(1,352)
	5.870	04/02/2024	07/01/2024		(7,913)	(7,913)
	5.890	01/24/2024	04/23/2024		(5,866)	(5,932)
	5.890	02/01/2024	04/23/2024		(83)	(83)
	5.890	03/18/2024	04/23/2024		(645)	(646)
	5.930	01/02/2024	04/02/2024		(4,833)	(4,904)
	5.930	03/18/2024	04/02/2024		(2,901)	(2,908)
	5.980	03/12/2024	07/10/2024		(9,736)	(9,768)
	5.980	03/18/2024	07/10/2024		(10,031)	(10,054)
	5.980	03/19/2024	07/17/2024		(35,737)	(35,814)
	5.980	03/19/2024	07/18/2024		(2,164)	(2,169)
	5.980	03/28/2024	07/26/2024		(19,003)	(19,015)
	6.080	03/05/2024	07/03/2024		(375)	(377)
	6.150	01/16/2024	07/15/2024		(3,051)	(3,090)
	6.180	03/05/2024	07/03/2024		(13,680)	(13,743)
	6.260	02/09/2024	05/09/2024		(8,346)	(8,421)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

	6.280	03/05/2024	07/03/2024		(19,113)	(19,203)
CIB	5.900	03/15/2024	04/15/2024		(465)	(466)
DBL	4.536	09/07/2023	TBD(3)	EUR	(12,578)	(13,922)
	5.920	03/18/2024	TBD(3)		$(22,287)	(22,339)
	6.022	03/08/2024	05/03/2024		(14,050)	(14,106)
	6.072	03/08/2024	05/03/2024		(3,472)	(3,486)
	6.122	03/08/2024	05/03/2024		(6,281)	(6,307)
	6.172	03/08/2024	05/03/2024		(1,617)	(1,623)
	6.272	03/08/2024	05/03/2024		(14,541)	(14,602)
	6.422	03/08/2024	05/03/2024		(11,352)	(11,400)
	6.472	03/08/2024	05/03/2024		(21,792)	(21,886)
	6.577	03/15/2024	05/10/2024		(3,373)	(3,384)
	6.672	03/08/2024	05/03/2024		(22,558)	(22,658)
	6.747	03/08/2024	05/03/2024		(1,816)	(1,824)
	6.847	03/08/2024	05/03/2024		(11,398)	(11,450)
	6.872	03/08/2024	05/03/2024		(89,376)	(89,785)
	6.897	03/08/2024	05/03/2024		(1,524)	(1,531)
	6.922	03/08/2024	05/03/2024		(16,551)	(16,628)
	6.947	03/08/2024	05/03/2024		(13,593)	(13,656)
	7.022	03/08/2024	05/03/2024		(34,655)	(34,817)
	7.043	02/09/2024	04/05/2024		(8,815)	(8,905)
	7.068	02/09/2024	04/05/2024		(19,874)	(20,077)
	7.143	02/09/2024	04/05/2024		(3,601)	(3,638)
DEU	5.750	02/13/2024	05/13/2024		(6,098)	(6,145)
	5.750	02/15/2024	05/13/2024		(4,962)	(4,999)
	5.820	03/25/2024	TBD(4)		(66,838)	(66,913)
	5.830	03/06/2024	06/04/2024		(13,876)	(13,935)
GLM	6.226	12/28/2023	09/27/2024		(116,362)	(118,274)
	6.276	12/28/2023	09/27/2024		(8,579)	(8,721)
	6.326	12/28/2023	09/27/2024		(4,107)	(4,175)
	6.476	12/28/2023	09/27/2024		(2,552)	(2,596)
	6.560	01/30/2024	10/29/2024		(53,516)	(54,121)
	6.570	01/30/2024	10/29/2024		(10,555)	(10,675)
	6.590	01/30/2024	10/29/2024		(10,874)	(10,997)
	6.590	03/18/2024	10/29/2024		(521)	(522)
	6.610	01/30/2024	10/29/2024		(2,491)	(2,520)
	6.620	02/08/2024	10/29/2024		(6,313)	(6,374)
	6.670	02/08/2024	10/29/2024		(5,086)	(5,135)
	6.830	07/21/2023	04/16/2024		(4,581)	(4,799)
IND	4.300	02/19/2024	05/20/2024	EUR	(2,365)	(2,564)
	5.702	03/11/2024	09/06/2024		$(3,142)	(3,152)
	5.874	03/11/2024	07/08/2024		(763)	(766)
	5.874	03/18/2024	09/06/2024		(3,178)	(3,186)
	5.950	03/07/2024	06/07/2024		(36,580)	(36,731)
	6.030	03/01/2024	06/03/2024		(2,086)	(2,097)
JML	5.750	03/22/2024	05/03/2024		(43,226)	(43,295)
	6.204	03/13/2024	06/12/2024	GBP	(11,156)	(14,126)
JPS	4.750	03/18/2024	05/03/2024		$(6,892)	(6,905)
	6.060	03/25/2024	06/25/2024		(1,556)	(1,558)
	6.280	01/02/2024	04/03/2024		(1,859)	(1,888)
	6.310	03/25/2024	06/25/2024		(3,113)	(3,117)
	6.330	01/02/2024	04/03/2024		(3,990)	(4,053)
	6.370	01/16/2024	04/15/2024		(11,844)	(12,003)
	6.380	01/02/2024	04/03/2024		(1,094)	(1,112)
	6.410	03/25/2024	06/25/2024		(1,730)	(1,732)
	6.480	01/02/2024	04/03/2024		(20,819)	(21,156)
	6.480	01/08/2024	04/08/2024		(3,462)	(3,514)
	6.520	01/16/2024	04/15/2024		(9,682)	(9,815)
	6.670	01/16/2024	04/15/2024		(3,502)	(3,551)
	6.730	01/02/2024	04/03/2024		(2,317)	(2,356)
	6.780	01/08/2024	04/08/2024		(1,402)	(1,424)
	6.880	01/02/2024	04/03/2024		(378)	(384)
MBC	5.890	03/22/2024	07/22/2024	GBP	(10,423)	(13,177)
	5.940	03/22/2024	07/22/2024		(6,580)	(8,318)
MEI	5.750	03/22/2024	06/24/2024		(1,522)	(1,924)
	5.770	01/08/2024	04/08/2024		$(2,969)	(3,009)
	5.910	03/15/2024	05/15/2024	GBP	(3,048)	(3,857)
MSB	5.834	03/08/2024	07/08/2024		(4,790)	(6,069)
	5.864	03/08/2024	07/08/2024		(5,928)	(7,511)
	5.894	03/08/2024	07/08/2024		(6,819)	(8,640)
	5.921	02/05/2024	08/05/2024		(17,473)	(22,255)
	6.011	02/05/2024	08/05/2024		(8,603)	(10,959)
	6.230	12/05/2023	06/03/2024		$(1,050)	(1,071)
	6.230	03/04/2024	09/04/2024		(6,609)	(6,640)
	6.430	02/23/2024	08/21/2024		(4,724)	(4,756)
	6.530	03/18/2024	09/16/2024		(35,711)	(35,801)
	6.580	01/16/2024	07/15/2024		(5,841)	(5,922)
	6.580	03/04/2024	09/04/2024		(41,500)	(41,712)
	6.630	03/04/2024	09/04/2024		(13,958)	(14,030)
	6.630	03/11/2024	09/09/2024		(14,545)	(14,601)
	6.630	03/18/2024	09/16/2024		(7,842)	(7,862)
	6.680	12/05/2023	06/03/2024		(6,684)	(6,830)
	6.680	03/04/2024	09/04/2024		(24,732)	(24,860)
MZF	6.480	03/20/2024	09/20/2024		(52,401)	(52,514)
	6.630	03/20/2024	09/20/2024		(448)	(449)
NOM	5.750	12/14/2023	TBD(3)		(2,790)	(2,839)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

RBC	6.220	03/25/2024	05/06/2024		(19,460)	(19,484)
	6.370	03/20/2024	07/22/2024		(3,064)	(3,071)
	6.670	03/22/2024	09/23/2024		(1,225)	(1,227)
	6.720	03/22/2024	09/23/2024		(2,375)	(2,379)
	6.770	02/08/2024	08/08/2024		(2,421)	(2,445)
	6.770	03/22/2024	09/23/2024		(1,973)	(1,977)
	7.120	03/18/2024	04/18/2024		(68,675)	(68,865)
RCE	4.200	02/23/2024	TBD(3)	EUR	(29,414)	(31,875)
	4.956	01/30/2024	04/02/2024		(2,770)	(3,014)
	4.956	04/02/2024	08/02/2024		(2,726)	(2,941)
	5.760	03/18/2024	06/18/2024	GBP	(851)	(1,077)
RCY	5.830	03/05/2024	04/04/2024		$(5,770)	(5,795)
	5.830	03/15/2024	04/15/2024		(12,271)	(12,305)
	5.830	04/04/2024	05/03/2024		(5,784)	(5,784)
RDR	4.750	03/18/2024	TBD(3)		(3,707)	(3,713)
RTA	5.920	03/19/2024	06/20/2024		(22,466)	(22,514)
	6.050	03/05/2024	07/03/2024		(26,310)	(26,429)
	6.470	03/04/2024	07/05/2024		(7,914)	(7,953)
	6.490	03/11/2024	07/09/2024		(12,553)	(12,601)
	6.500	02/02/2024	08/02/2024		(29,989)	(30,308)
	6.520	03/04/2024	07/05/2024		(9,800)	(9,849)
	6.520	03/21/2024	09/20/2024		(15,718)	(15,749)
	6.550	02/02/2024	08/02/2024		(8,712)	(8,806)
	6.560	03/04/2024	07/05/2024		(6,325)	(6,357)
	6.570	01/02/2024	04/02/2024		(6,043)	(6,144)
	6.570	02/02/2024	08/02/2024		(24,968)	(25,237)
	6.570	03/28/2024	05/13/2024		(5,061)	(5,065)
	6.570	04/02/2024	07/01/2024		(6,036)	(6,036)
	6.640	02/02/2024	08/02/2024		(7,418)	(7,499)
	6.640	03/11/2024	07/09/2024		(5,331)	(5,352)
	6.660	02/02/2024	08/02/2024		(5,050)	(5,106)
	6.710	03/11/2024	07/09/2024		(959)	(963)
	6.820	03/11/2024	07/09/2024		(885)	(888)
SBI	6.569	01/24/2024	07/22/2024		(34,625)	(35,054)
	6.619	01/24/2024	07/22/2024		(17,140)	(17,354)
	6.669	01/24/2024	07/22/2024		(7,966)	(8,066)
SCX	4.200	01/08/2024	TBD(3)	EUR	(21,558)	(23,488)
SOG	5.590	03/19/2024	04/15/2024		$(2,278)	(2,283)
	5.590	03/25/2024	04/15/2024		(1,354)	(1,356)
	5.600	12/05/2023	TBD(3)		(23,875)	(24,313)
	5.760	03/25/2024	05/24/2024		(13,418)	(13,433)
	5.840	01/31/2024	04/30/2024		(1,683)	(1,700)
	5.850	01/24/2024	04/24/2024		(856)	(866)
	5.850	01/29/2024	04/29/2024		(8,904)	(8,995)
	5.850	03/05/2024	04/22/2024		(514)	(516)
	5.870	03/21/2024	06/20/2024		(2,177)	(2,181)
	6.050	02/08/2024	04/10/2024		(41,878)	(42,251)
	6.050	02/29/2024	04/10/2024		(4,187)	(4,209)
	6.050	03/18/2024	04/10/2024		(2,569)	(2,575)
	6.050	03/20/2024	04/10/2024		(3,679)	(3,687)
	6.050	03/21/2024	04/10/2024		(3,033)	(3,039)
	6.050	03/25/2024	04/10/2024		(7,215)	(7,223)
	6.100	10/12/2023	04/12/2024		(16,869)	(17,360)
	6.100	03/05/2024	04/12/2024		(1,630)	(1,638)
	6.580	12/29/2023	06/28/2024		(29,899)	(30,411)
	6.580	01/10/2024	07/10/2024		(3,919)	(3,978)
	6.630	02/14/2024	08/13/2024		(26,231)	(26,457)
	6.630	03/13/2024	09/13/2024		(4,176)	(4,190)
	6.680	03/13/2024	09/13/2024		(5,309)	(5,327)
UBS	4.230	07/05/2023	TBD(3)	EUR	(7,274)	(8,093)
	4.254	02/06/2024	04/05/2024		(7,929)	(8,610)
	4.476	03/22/2024	06/24/2024		(16,282)	(17,588)
	4.482	03/06/2024	06/06/2024		(297)	(322)
	4.606	01/17/2024	04/11/2024		(23,882)	(26,014)
	4.632	03/06/2024	06/06/2024		(4,561)	(4,937)
	5.800	04/01/2024	07/02/2024		$(11,574)	(11,574)
	5.816	03/22/2024	06/24/2024	GBP	(2,163)	(2,734)
	5.830	01/02/2024	04/01/2024		$(10,351)	(10,502)
	5.830	01/05/2024	04/04/2024		(24,273)	(24,615)
	5.830	02/26/2024	04/04/2024		(9,126)	(9,177)
	5.850	02/27/2024	05/24/2024		(1,127)	(1,133)
	5.980	01/05/2024	04/04/2024		(7,449)	(7,556)
	5.980	01/16/2024	04/04/2024		(4,293)	(4,347)
	6.100	10/19/2023	04/16/2024		(1,204)	(1,238)
	6.420	02/06/2024	05/07/2024		(1,453)	(1,467)
	6.470	03/06/2024	06/04/2024		(14,928)	(14,998)
	6.480	01/05/2024	04/04/2024		(9,195)	(9,339)
	6.550	01/16/2024	04/16/2024		(3,407)	(3,454)
	6.620	02/06/2024	05/07/2024		(1,157)	(1,169)
	6.630	01/04/2024	04/03/2024		(32,536)	(33,064)
	6.660	03/25/2024	06/25/2024		(4,791)	(4,797)
	6.670	08/01/2023	05/01/2024		(15,552)	(16,255)
	6.700	07/28/2023	04/26/2024		(39,699)	(41,531)
	6.750	07/27/2023	04/26/2024		(14,090)	(14,747)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

WFS	6.020	03/05/2024	06/05/2024	(50,416)	(50,644)

Total Reverse Repurchase Agreements	$(3,318,972)

(l)	Securities with an aggregate market value of $4,213,301 and cash of $26,116 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(3,242,205) at a weighted average interest rate of 6.183%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	93	$(22,187)	$541	$13	$0
3-Month SOFR Active Contract December Futures	03/2026	102	(24,542)	408	12	0
3-Month SOFR Active Contract June Futures	09/2024	117	(27,748)	798	6	0
3-Month SOFR Active Contract June Futures	09/2025	94	(22,545)	446	14	0
3-Month SOFR Active Contract March Futures	06/2024	155	(36,686)	1,078	1	0
3-Month SOFR Active Contract March Futures	06/2025	85	(20,336)	449	13	0
3-Month SOFR Active Contract March Futures	06/2026	95	(22,877)	355	8	0
3-Month SOFR Active Contract September Futures	12/2024	108	(25,686)	689	12	0
3-Month SOFR Active Contract September Futures	12/2025	76	(18,263)	327	10	0

Total Futures Contracts	$5,091	$89	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	12/20/2026	1.253%	EUR	12,613	$637	$717	$1,354	$16	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	162,300	$2,756	$725	$3,481	$462	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030	27,000	335	6,664	6,999	0	(63)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	28,300	(2,278)	21,382	19,104	0	(177)
Pay	1-Day USD-SOFR Compounded-OIS	5.250	Annual	06/20/2024	$152,800	(42)	11	(31)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	189,000	(13)	5,300	5,287	106	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	94,800	10	2,673	2,683	59	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,100	7	698	705	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/16/2026	204,800	(591)	676	85	0	(330)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	11,200	21	(1,113)	(1,092)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2026	853,000	(3,163)	6,906	3,743	0	(1,666)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	13,450	(2)	1,231	1,229	32	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	02/15/2027	58,000	(137)	458	321	0	(118)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/21/2027	221,100	(425)	2,301	1,876	0	(485)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	12/05/2027	864,600	(534)	(17,152)	(17,686)	0	(1,496)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2027		96,300	(131)	1,344	1,213	0	(185)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		660	(31)	(66)	(97)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		8,200	(269)	(353)	(622)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		170,600	1,578	(4,308)	(2,730)	0	(283)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		123,500	(2,337)	3,151	814	187	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2029		248,300	224	6,766	6,990	0	(416)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		98,500	(2,199)	18,758	16,559	124	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		16,600	(225)	2,810	2,585	23	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		88,000	10,651	2,160	12,811	93	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,300	(11)	6	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038		108,200	418	(130)	288	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	03/20/2043		1,300	(4)	238	234	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/16/2045		3,800	(44)	748	704	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/20/2048		3,100	256	459	715	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		20,500	(367)	6,182	5,815	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		68,000	16,788	7,488	24,276	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		45,800	11,031	4,524	15,555	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		92,160	786	1,857	2,643	0	(147)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	7,800	0	(34)	(34)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		5,200	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		6,400	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		17,400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		28,900	0	1	1	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		14,600	0	4	4	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		14,300	0	5	5	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		29,100	0	12	12	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		9,400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		4,700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		4,700	0	0	0	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		2,400	0	7	7	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		10,500	0	32	32	0	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027		599,100	0	(2,422)	(2,422)	15	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		25,100	0	101	101	0	(1)
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		437,000	0	2,176	2,176	0	(12)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	2,987	3,360	0	(57)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	195	194	0	(4)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	962	1,101	0	(20)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	215	199	0	(4)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		34,600	2,992	10,919	13,911	0	(292)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		143,700	1,990	6,270	8,260	0	(240)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		14,100	(690)	(31)	(721)	0	(169)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	63,800	0	10	10	1	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		32,100	0	5	5	1	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		11,300	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		7,600	0	11	11	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		4,700	0	4	4	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		2,300	9	1	10	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		9,500	39	2	41	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		2,400	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		5,600	0	1	1	0	0

							$36,893	$103,775	$140,668	$1,123	$(6,416)

Total Swap Agreements							$37,530	$104,492	$142,022	$1,139	$(6,416)

Cash of $76,414 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2024		$81	AUD	123	$0	$0
	05/2024	AUD	123		$81	0	0
BOA	04/2024	EUR	5,030		5,448	22	0
	04/2024		$113	AUD	173	0	(1)
	04/2024		1,450	EUR	1,329	0	(16)
	05/2024	AUD	173		$113	1	0
BPS	04/2024		444		289	0	(1)
	04/2024	CNH	4,330		603	7	0
	04/2024	EUR	9,019		9,869	139	0
	04/2024	GBP	140,624		178,510	1,021	0
	04/2024		$15	CNY	103	0	0
	04/2024		44,010	EUR	40,379	0	(447)
	07/2024		1,598	PLN	6,477	21	0
BRC	04/2024	CNH	6,034		$839	8	0
	04/2024	HUF	184,033		506	3	0
	04/2024		$75,579	TRY	2,442,599	0	(2,151)
	05/2024		11,467		393,729	168	(6)
	06/2024	CZK	12,190		$528	8	0
	06/2024		$1,466	TRY	52,934	25	0
CBK	04/2024	CNH	6,402		$888	6	0
	04/2024	GBP	2,001		2,548	23	0
	04/2024		$1,176	EUR	1,079	0	(12)
	04/2024		3,048	GBP	2,399	2	(22)
	05/2024		1,497		1,185	0	(1)
DUB	04/2024	CAD	990		$729	0	(2)
	04/2024	EUR	617,112		670,748	4,977	0
GLM	04/2024	HUF	7,707		21	0	0
	04/2024		$1,064	EUR	980	0	(6)
	04/2024		10,539	TRY	354,056	201	0
	05/2024		6,088		210,420	109	0
	06/2024		838		29,821	0	(2)
JPM	04/2024	CAD	18,514		$13,721	53	0
	04/2024	EUR	19,460		21,144	149	0
	04/2024		$5,713	EUR	5,218	0	(84)
	05/2024		613	TRY	20,922	1	0
	06/2024		240	IDR	3,790,930	0	(1)
	06/2024		965	MXN	16,378	8	0
MBC	04/2024	CNH	8,945		$1,245	13	0
	04/2024		$14,384	CAD	19,508	17	0
	04/2024		4,073	EUR	3,720	0	(60)
	04/2024		177,115	GBP	140,226	0	(129)
	05/2024	CAD	19,499		$14,385	0	(17)
	05/2024	GBP	140,226		177,145	130	0
	06/2024		$1	INR	80	0	0
MYI	04/2024	CNH	4,152		$580	8	0
	04/2024	CNY	101		14	0	0
	04/2024		$647,065	EUR	597,916	0	(2,003)
	05/2024	EUR	597,916		$647,850	2,039	0
	05/2024		$14	CNY	102	0	0
	06/2024		145	IDR	2,255,587	0	(3)
	06/2024		4	INR	306	0	0
SCX	04/2024	CNH	18,093		$2,517	25	0
	06/2024		$10	INR	841	0	0
TOR	05/2024	AUD	148		$97	0	0
UAG	05/2024		$1,458	EUR	1,350	0	0

Total Forward Foreign Currency Contracts						$9,184	$(4,964)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	5.083%	$3,000	$(581)	$115	$0	$(466)
BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.332	22,600	(3,907)	253	0	(3,654)
Panama Government International Bond	1.000	Quarterly	12/20/2028	1.697	21,600	(817)	220	0	(597)
CBK	Panama Government International Bond	1.000	Quarterly	12/20/2028	1.697	5,100	(200)	59	0	(141)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.055	22,100	0	1,474	1,474	0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	5.083	3,700	(722)	148	0	(574)

$(6,227)	$2,269	$1,474	$(5,432)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index «	0.170%	Monthly	05/25/2046	$22,200	$(19,760)	$16,228	$0	$(3,532)
GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	4,459	(887)	556	0	(331)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	1,549	(823)	701	0	(122)

$(21,470)	$17,485	$0	$(3,985)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Maturity	04/30/2024	$225	0	75	75	0
Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Maturity	04/30/2024	240	0	149	149	0
Pay	Gateway Casinos & Entertainment Limited	1-Month USD-LIBOR	Maturity	04/23/2024	299	0	1,260	1,260	0
Pay	Market Bidco Limited	1-Month USD-LIBOR	Maturity	05/15/2024	4,200	0	6,861	6,861	0
Pay	PUG LLC	1-Month USD-LIBOR	Maturity	04/28/2024	2,362	0	2,343	2,343	0
Pay	Veritas US Inc.	1-Month USD-LIBOR	Maturity	04/30/2024	5,567	0	3,372	3,372	0

$0	$14,060	$14,060	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(5)	United States Treasury Inflation Indexed Bonds «	0	0.000%	Maturity	01/28/2036	CNY	59,900	$25	$(2,441)	$0	$(2,416)

Total Swap Agreements	$(27,672)	$31,373	$15,534	$(11,833)

(o)

Securities with an aggregate market value of $11,079 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,003,125	$536,430	$1,539,555
Corporate Bonds & Notes
Banking & Finance	367	342,399	19,082	361,848
Industrials	0	1,130,466	1,579	1,132,045
Utilities	0	57,165	0	57,165
Convertible Bonds & Notes
Banking & Finance	0	8,187	0	8,187
Industrials	0	23,926	0	23,926
Municipal Bonds & Notes
Michigan	0	3,074	0	3,074
Puerto Rico	0	76,322	0	76,322
West Virginia	0	32,964	0	32,964
U.S. Government Agencies	0	69,293	0	69,293
Non-Agency Mortgage-Backed Securities	0	2,235,600	19,125	2,254,725
Asset-Backed Securities	0	1,099,224	162,861	1,262,085
Sovereign Issues	0	121,805	0	121,805
Common Stocks
Communication Services	13,777	0	0	13,777
Consumer Discretionary	1	2	0	3
Energy	0	0	534	534
Financials	28,197	0	48,175	76,372
Industrials	0	117	24,765	24,882
Real Estate	42	0	0	42
Utilities	0	0	100,107	100,107
Rights
Consumer Discretionary	20	0	0	20
Warrants
Financials	0	0	28	28
Preferred Securities
Banking & Finance	0	65,269	0	65,269
Real Estate Investment Trusts
Real Estate	30,578	0	0	30,578
Short-Term Instruments
Repurchase Agreements	0	167,857	0	167,857
Short-Term Notes	0	855	0	855
U.S. Treasury Bills	0	67,458	0	67,458

$72,982	$6,505,108	$912,686	$7,490,776
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	410,701	410,701
Short-Term Instruments
Central Funds Used for Cash Management Purposes	631,228	0	0	631,228

$631,228	$0	$410,701	$1,041,929

Total Investments	$704,210	$6,505,108	$1,323,387	$8,532,705

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,228	0	1,228
Over the counter	0	23,244	1,474	24,718

$0	$24,472	$1,474	$25,946
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6,416)	0	(6,416)
Over the counter	0	(10,396)	(6,401)	(16,797)

$0	$(16,812)	$(6,401)	$(23,213)

Total Financial Derivative Instruments	$0	$7,660	$(4,927)	$2,733

Totals	$704,210	$6,512,768	$1,318,460	$8,535,438

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$668,961	$246,839	$(343,184)	$15,121	$(29,266)	$13,381	$107,880	$(143,302)	$536,430	$10,692
Corporate Bonds & Notes

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Banking & Finance	2,435	6,800	0	27	0	111	12,269	(2,560)	19,082	13
Industrials	1,919	0	(304)	0	0	(36)	0	0	1,579	(37)
Non-Agency Mortgage-Backed Securities	14,819	18,176	(13,428)	70	124	(84)	1,336	(1,888)	19,125	(113)
Asset-Backed Securities	180,530	15,439	(11,938)	198	(11,054)	(10,362)	143	(95)	162,861	(17,268)
Common Stocks
Energy	541	0	0	0	0	(7)	0	0	534	(7)
Financials	40,447	0	0	0	0	7,728	0	0	48,175	7,641
Industrials	25,666	1,088	0	0	0	(1,989)	0	0	24,765	(81)
Utilities	12,603	25,727	(16,216)	0	1,953	76,040	0	0	100,107	74,379
Rights
Industrials(3)	895	0	(1,736)	0	1,735	(894)	0	0	0	0
Warrants
Financials	1,348	0	(1,748)	0	1,709	(1,281)	0	0	28	6
Information Technology	48,317	0	(25,108)	0	0	(23,209)	0	0	0	0
Preferred Securities
Industrials	23,548	0	0	0	0	(23,548)	0	0	0	(23,548)
Short-Term Instruments
Short-Term Notes	441	0	(432)	0	13	(22)	0	0	0	0

	$1,022,470	$314,069	$(414,094)	$15,416	$(34,786)	$35,828	$121,628	$(147,845)	$912,686	$51,677
Investments in Affiliates
Common Stocks
Affiliated Investments	$91,594	$293,968	$0	$0	$0	$25,139	$0	$0	$410,701	$25,139

Financial Derivative Instruments - Assets
Over the counter	$952	$0	$0	$0	$0	$522	$0	$0	$1,474	$523

Financial Derivative Instruments - Liabilities
Over the counter	$(6,859)	$868	$(5,547)	$0	$243	$4,894	$0	$0	$(6,401)	$4,894

Totals	$1,108,157	$608,905	$(419,641)	$15,416	$(34,543)	$66,383	$121,628	$(147,845)	$1,318,460	$82,233

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$125,333	Comparable Companies			EBITDA Multiple		X	14.000	—
		233,294	Discounted Cash Flow			Discount Rate			5.670 - 26.480	13.002
		634	Indicative Market Quotation			Broker Quote			98.000	—
		68,775	Recent Transaction			Purchase Price			100.000	—
		1,444	Reference Instrument						1.750	—
		106,950	Third Party Vendor			Broker Quote			95.500 - 102.500	97.192
Corporate Bonds & Notes
Banking & Finance		12,269	Expected Recovery			Recovery Rate			17.490	—
		6,813	Proxy Pricing			Base Price			100.000 - 100.069	100.066
Industrials		1,579	Discounted Cash Flow			Discount Rate			7.510	—
Non-Agency Mortgage-Backed Securities		8,534	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
		10,591	Other Valuation Techniques(4)			—			—	—
Asset-Backed Securities		145,294	Discounted Cash Flow			Discount Rate			10.250 - 20.000	14.476
		15	Discounted Cash Flow			Discount Rate			12.000	—
		2,086	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
		15,466	Proxy Pricing			Base Price			100.000 - 42,417.783	24,703.690
Common Stocks
Energy		534	Comparable Companies			EBITDA Multiple		X	4.000 - 4.300.	4.015
Financials		48,118	Comparable Companies			EBITDA Multiple		X	4.000	—
		57	Option Pricing Model			Volatility			60.870	—
Industrials		17,040	Discounted Cash Flow			Discount Rate			15.380	—
		7,725	Indicative Market Quotation			Broker Quote			$2.625 - 24.125	20.405
Utilities		99,654	Comparable Companies			EBITDA Multiple		X	6.100	—
		453	Discounted Cash Flow/Comparable Companies			Discount Rate/Revenue Multiple		%/ X	19.250/0.550	—
Warrants
Financials		28	Option Pricing Model			Volatility			40.000	—
Investments in Affiliates
Common Stocks
Affiliated Investments		173,960	Comparable Companies			EBITDA Multiple		X	14.000	—
		88,222	Comparable Companies/Discounted Cash Flow			Revenue Multiple/EBITDA Multiple/Discount Rate		X/X /%	0.560/7.180/10.000	—
		3	Expected Recovery			Price			$0.000(5)	—
		148,516	Sum of the Parts			Discount Rate/Mortality Assumption			15.300/2015 ANB VBT Mortality Table	—
Financial Derivative Instruments - Assets
Over the counter		1,474	Indicative Market Quotation			Broker Quote			5.510	—

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2024 (Unaudited)

Financial Derivative Instruments - Liabilities
Over the counter	(6,401)	Indicative Market Quotation	Broker Quote	(29.150) - 92.500	50.470

Total	$1,318,460

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Security type updated from Financials to Industrials since prior fiscal year end.
(4)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(5)		Input Value is 0.0001.

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Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
PCILS I LLC	03/07/2013	0.0%
PDILS I LLC	03/12/2013	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$1,407,626	$(776,600)	$128	$74	$631,228	$10,539	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2024 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2024	Dividend Income	Shares Held at 03/31/2024
AMSURG EQUITY	$0	$146,967	$0	$0	$26,992	$173,959	$0	3,517,243
MARKET GARDEN DOGWOOD LLC EQUITY	0	147,000	0	0	1,517	148,517	0	147,000,000
Neiman Marcus Group Ltd. LLC	91,591	0	0	0	(3,369)	88,222	0	602,840
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

† A zero balance may reflect actual amounts rounding to less than one thousand.

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Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.

BNY	Bank of New York Mellon	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BOM	Bank of Montreal	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC
DEU	Deutsche Bank Securities, Inc.	MZF	Mizuho Securities USA LLC

Currency Abbreviations:
ARS	Argentine Peso	CZK	Czech Koruna	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	HUF	Hungarian Forint	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	EUR012M	12 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
CDOR03	3 month CDN Swap Rate	LIBOR03M	3 Month USD-LIBOR	TSFR3M	Term SOFR 3-Month
EUR001M	1 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"